Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

July 31, 2019

SSP-QTLY-0919
1.883104.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
Atn International, Inc.	52,826	$2,972,519
Bandwidth, Inc. (a)	76,922	5,730,689
Cincinnati Bell, Inc. (a)	238,305	910,325
Cogent Communications Group, Inc.	200,062	12,605,907
Consolidated Communications Holdings, Inc. (b)	337,421	1,589,253
Frontier Communications Corp. (a)(b)	505,304	667,001
IDT Corp. Class B (a)	82,568	838,891
Intelsat SA (a)(b)	320,037	7,245,638
Iridium Communications, Inc. (a)	473,133	12,036,504
Ooma, Inc. (a)	92,148	1,200,688
ORBCOMM, Inc. (a)	351,840	2,061,782
Pareteum Corp. (a)(b)	514,293	1,800,026
PDVWireless, Inc. (a)	44,843	1,995,065
Vonage Holdings Corp. (a)(b)	1,079,304	13,383,370
WideOpenWest, Inc. (a)(b)	114,087	865,920
		65,903,578
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	245,839	2,908,275
Eros International PLC (a)(b)	179,161	297,407
Gaia, Inc. Class A (a)(b)	48,384	279,660
Glu Mobile, Inc. (a)	551,810	4,116,503
IMAX Corp. (a)	249,602	5,478,764
LiveXLive Media, Inc. (a)(b)	137,650	406,068
Marcus Corp.	106,420	3,723,636
Reading International, Inc. Class A (a)	74,119	967,253
Rosetta Stone, Inc. (a)	99,137	2,276,186
		20,453,752
Interactive Media & Services - 0.5%
Care.com, Inc. (a)	100,491	1,101,381
CarGurus, Inc. Class A (a)(b)	353,699	13,182,362
Cars.com, Inc. (a)(b)	320,408	6,087,752
DHI Group, Inc. (a)	254,404	936,207
Eventbrite, Inc. (b)	174,404	3,085,207
EverQuote, Inc. Class A (a)(b)	39,851	592,584
Liberty TripAdvisor Holdings, Inc. (a)	348,164	4,021,294
MeetMe, Inc. (a)	353,856	1,217,265
QuinStreet, Inc. (a)	215,449	3,509,664
Travelzoo, Inc. (a)	25,126	316,085
TrueCar, Inc. (a)	490,380	2,491,130
Yelp, Inc. (a)	359,702	12,607,555
		49,148,486
Media - 1.0%
Cbdmd, Inc. (a)(b)	46,161	200,800
Central European Media Enterprises Ltd. Class A (a)	425,221	1,998,539
Clear Channel Outdoor Holdings, Inc. (a)(b)	183,247	555,238
comScore, Inc. (a)	225,508	744,176
Cumulus Media, Inc. (a)(b)	68,750	1,038,813
Daily Journal Corp. (a)(b)	5,035	1,249,184
E.W. Scripps Co. Class A	260,127	3,987,747
Emerald Expositions Events, Inc.	118,116	1,259,117
Entercom Communications Corp. Class A (b)	592,297	3,364,247
Entravision Communication Corp. Class A	286,233	933,120
Fluent, Inc. (a)	212,465	1,104,818
Gannett Co., Inc.	506,190	5,188,448
Gray Television, Inc. (a)	433,787	7,699,719
Hemisphere Media Group, Inc. (a)	76,632	943,340
Lee Enterprises, Inc. (a)	251,258	545,230
Liberty Latin America Ltd.:
Class A (a)	220,349	3,611,520
Class C (a)	544,307	8,926,635
Liberty Media Corp. Liberty Braves Class C (a)	218,018	6,272,378
Loral Space & Communications Ltd. (a)	61,092	2,247,575
Marchex, Inc. Class B (a)	173,806	756,056
MDC Partners, Inc. Class A (a)	273,053	682,633
Meredith Corp. (b)	190,180	10,433,275
MSG Network, Inc. Class A (a)(b)	278,315	5,285,202
National CineMedia, Inc.	298,997	2,128,859
New Media Investment Group, Inc.	285,377	3,073,510
Saga Communications, Inc. Class A	17,849	557,246
Scholastic Corp.	133,635	4,566,308
TechTarget, Inc. (a)	108,479	2,497,187
Tegna, Inc.	1,039,751	15,793,818
Tribune Publishing Co.	80,683	667,248
		98,311,986
Wireless Telecommunication Services - 0.2%
Airgain, Inc. (a)	44,554	578,311
Boingo Wireless, Inc. (a)(b)	205,954	3,093,429
Gogo, Inc. (a)(b)	263,987	1,106,106
Shenandoah Telecommunications Co.	228,808	9,005,883
Spok Holdings, Inc.	85,487	1,110,476
		14,894,205

TOTAL COMMUNICATION SERVICES		248,712,007

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.1%
Adient PLC	418,484	9,938,995
American Axle & Manufacturing Holdings, Inc. (a)	532,127	6,422,773
Cooper Tire & Rubber Co.	238,931	6,432,023
Cooper-Standard Holding, Inc. (a)	82,822	4,098,033
Dana, Inc.	688,130	11,498,652
Dorman Products, Inc. (a)(b)	128,213	9,215,950
Fox Factory Holding Corp. (a)	179,241	14,353,619
Gentherm, Inc. (a)	159,707	6,533,613
LCI Industries	116,154	10,643,191
Modine Manufacturing Co. (a)	235,373	3,229,318
Motorcar Parts of America, Inc. (a)(b)	89,530	1,600,796
Standard Motor Products, Inc.	99,487	4,577,397
Stoneridge, Inc. (a)(b)	131,450	4,281,327
Tenneco, Inc.	241,407	2,182,319
Tower International, Inc.	94,333	2,905,456
Visteon Corp. (a)(b)	134,450	8,857,566
		106,771,028
Automobiles - 0.1%
REV Group, Inc. (b)	129,860	1,892,060
Winnebago Industries, Inc.	148,180	5,971,654
		7,863,714
Distributors - 0.1%
Core-Mark Holding Co., Inc.	216,529	8,104,680
Weyco Group, Inc.	28,677	789,191
		8,893,871
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	268,009	12,695,586
American Public Education, Inc. (a)	77,556	2,560,899
Career Education Corp. (a)	327,774	6,214,595
Carriage Services, Inc.	80,065	1,530,843
Chegg, Inc. (a)(b)	553,860	24,879,391
Collectors Universe, Inc.	40,284	955,134
Houghton Mifflin Harcourt Co. (a)	495,888	2,900,945
K12, Inc. (a)	185,506	5,537,354
Laureate Education, Inc. Class A (a)	452,227	7,412,001
Regis Corp. (a)	135,796	2,485,067
Sotheby's Class A (Ltd. vtg.) (a)(b)	151,396	9,039,855
Strategic Education, Inc.	101,776	18,115,110
Weight Watchers International, Inc. (a)(b)	222,018	4,806,690
		99,133,470
Hotels, Restaurants & Leisure - 2.7%
BFC Financial Corp. Class A	308,463	1,329,476
Biglari Holdings, Inc. (a)	4,378	397,522
BJ's Restaurants, Inc.	99,000	3,930,300
Bloomin' Brands, Inc. (b)	438,466	7,467,076
Bluegreen Vacations Corp. (b)	33,328	343,612
Boyd Gaming Corp.	384,667	10,189,829
Brinker International, Inc. (b)	178,051	7,095,332
Carrols Restaurant Group, Inc. (a)	167,130	1,557,652
Century Casinos, Inc. (a)	129,645	1,279,596
Churchill Downs, Inc.	167,790	20,076,074
Chuy's Holdings, Inc. (a)(b)	80,860	1,912,339
Cracker Barrel Old Country Store, Inc. (b)	91,710	15,930,944
Dave & Buster's Entertainment, Inc.	173,378	7,047,816
Del Frisco's Restaurant Group, Inc. (a)	159,453	1,269,246
Del Taco Restaurants, Inc. (a)	138,761	1,681,783
Denny's Corp. (a)	282,086	6,372,323
Dine Brands Global, Inc. (b)	79,776	6,548,812
Drive Shack, Inc. (a)	291,795	1,523,170
El Pollo Loco Holdings, Inc. (a)(b)	104,004	1,023,399
Eldorado Resorts, Inc. (a)(b)	314,364	14,184,104
Empire Resorts, Inc. (a)	17,230	168,337
Everi Holdings, Inc. (a)	326,083	3,916,257
Fiesta Restaurant Group, Inc. (a)	108,038	1,031,763
Golden Entertainment, Inc. (a)(b)	82,042	1,150,229
Habit Restaurants, Inc. Class A (a)(b)	97,983	979,830
Inspired Entertainment, Inc. (a)	41,858	334,027
International Speedway Corp. Class A	110,346	4,974,398
J. Alexanders Holdings, Inc. (a)	61,998	667,718
Jack in the Box, Inc.	122,722	8,815,121
Lindblad Expeditions Holdings (a)	109,737	2,066,348
Marriott Vacations Worldwide Corp.	210,500	21,519,415
Monarch Casino & Resort, Inc. (a)	54,015	2,542,486
Nathan's Famous, Inc.	13,470	951,117
Noodles & Co. (a)(b)	138,156	1,023,736
Papa John's International, Inc. (b)	105,805	4,699,858
Penn National Gaming, Inc. (a)	529,366	10,333,224
PlayAGS, Inc. (a)	126,608	2,375,166
Potbelly Corp. (a)(b)	96,395	401,003
RCI Hospitality Holdings, Inc.	42,768	724,918
Red Lion Hotels Corp. (a)	110,228	748,448
Red Robin Gourmet Burgers, Inc. (a)(b)	61,982	2,046,646
Red Rock Resorts, Inc.	333,256	6,945,055
Ruth's Hospitality Group, Inc.	134,041	2,985,093
Scientific Games Corp. Class A (a)(b)	265,285	5,425,078
SeaWorld Entertainment, Inc. (a)	241,321	7,377,183
Shake Shack, Inc. Class A (a)(b)	134,688	10,055,806
Speedway Motorsports, Inc.	56,103	1,110,839
Texas Roadhouse, Inc. Class A	324,798	17,938,594
The Cheesecake Factory, Inc. (b)	200,642	8,643,657
Wingstop, Inc.	140,349	13,415,961
YETI Holdings, Inc. (b)	147,806	5,137,737
		261,665,453
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	46,963	600,187
Beazer Homes U.S.A., Inc. (a)	141,900	1,663,068
Cavco Industries, Inc. (a)	40,964	7,264,965
Century Communities, Inc. (a)	124,914	3,443,879
Ethan Allen Interiors, Inc.	114,324	2,352,788
Flexsteel Industries, Inc.	35,721	656,195
GoPro, Inc. Class A (a)(b)	579,817	3,067,232
Green Brick Partners, Inc. (a)	114,843	1,080,673
Hamilton Beach Brands Holding Co. Class A	31,755	521,100
Helen of Troy Ltd. (a)	119,733	17,754,009
Hooker Furniture Corp.	55,293	1,152,859
Installed Building Products, Inc. (a)	108,146	5,762,019
iRobot Corp. (a)(b)	131,013	9,577,050
KB Home	405,629	10,655,874
La-Z-Boy, Inc.	213,319	7,037,394
LGI Homes, Inc. (a)(b)	96,147	6,758,173
Lifetime Brands, Inc.	54,247	479,001
Lovesac (a)(b)	28,292	606,580
M.D.C. Holdings, Inc.	238,149	8,606,705
M/I Homes, Inc. (a)	126,346	4,468,858
Meritage Homes Corp. (a)	173,503	10,897,723
Purple Innovation, Inc. (a)	16,198	107,069
Skyline Champion Corp. (a)	240,577	6,856,445
Sonos, Inc. (b)	331,338	3,595,017
Taylor Morrison Home Corp. (a)	513,516	11,564,380
TopBuild Corp. (a)	162,106	13,151,660
TRI Pointe Homes, Inc. (a)	675,463	9,247,088
Tupperware Brands Corp.	231,494	3,544,173
Universal Electronics, Inc. (a)	64,338	2,754,953
William Lyon Homes, Inc. (a)	151,501	2,975,480
Zagg, Inc. (a)(b)	131,099	869,186
		159,071,783
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	118,874	2,327,553
Duluth Holdings, Inc. (a)(b)	50,006	607,573
Groupon, Inc. (a)	2,144,485	6,755,128
Lands' End, Inc. (a)(b)	49,879	543,681
Leaf Group Ltd. (a)	80,201	489,226
Liquidity Services, Inc. (a)	130,237	849,145
Overstock.com, Inc. (a)(b)	127,912	2,880,578
PetMed Express, Inc. (b)	95,659	1,661,597
Quotient Technology, Inc. (a)	374,548	3,940,245
Shutterfly, Inc. (a)	162,598	8,242,093
Shutterstock, Inc.	90,291	3,464,466
Stamps.com, Inc. (a)	79,563	3,799,133
Stitch Fix, Inc. (a)(b)	199,820	5,211,306
The Rubicon Project, Inc. (a)	232,085	1,766,167
Waitr Holdings, Inc. (a)	252,224	1,157,708
		43,695,599
Leisure Products - 0.3%
Acushnet Holdings Corp.	168,524	4,307,473
American Outdoor Brands Corp. (a)	257,887	2,486,031
Callaway Golf Co.	444,258	8,147,692
Clarus Corp.	111,823	1,606,897
Escalade, Inc.	49,463	570,308
Johnson Outdoors, Inc. Class A	23,048	1,567,034
Malibu Boats, Inc. Class A (a)	99,900	3,009,987
Marine Products Corp.	35,355	567,801
MCBC Holdings, Inc. (a)	89,141	1,479,741
OneSpaWorld Holdings Ltd. (a)(b)	218,824	3,426,784
Sturm, Ruger & Co., Inc.	79,615	4,498,248
Vista Outdoor, Inc. (a)	277,969	2,001,377
		33,669,373
Multiline Retail - 0.1%
Big Lots, Inc.	189,884	4,861,030
Dillard's, Inc. Class A (b)	50,916	3,705,666
JC Penney Corp., Inc. (a)(b)	1,538,574	1,223,936
		9,790,632
Specialty Retail - 2.4%
Aaron's, Inc. Class A	322,605	20,340,245
Abercrombie & Fitch Co. Class A (b)	316,289	5,987,351
America's Car Mart, Inc. (a)	29,883	2,694,251
American Eagle Outfitters, Inc.	771,290	13,644,120
Armstrong Flooring, Inc. (a)	102,652	858,171
Asbury Automotive Group, Inc. (a)	92,191	8,488,947
Ascena Retail Group, Inc. (a)(b)	769,192	341,675
At Home Group, Inc. (a)	227,298	1,361,515
Barnes & Noble Education, Inc. (a)	188,850	660,975
Barnes & Noble, Inc.	282,596	1,842,526
Bed Bath & Beyond, Inc. (b)	602,795	5,853,139
Boot Barn Holdings, Inc. (a)(b)	134,237	4,200,276
Caleres, Inc.	194,894	3,660,109
Camping World Holdings, Inc. (b)	157,061	1,842,326
Chico's FAS, Inc.	556,949	1,776,667
Citi Trends, Inc.	52,604	807,471
Conn's, Inc. (a)(b)	94,897	1,973,858
DSW, Inc. Class A	310,779	5,712,118
Express, Inc. (a)(b)	307,281	758,984
GameStop Corp. Class A (b)	484,516	1,947,754
Genesco, Inc. (a)	84,570	3,330,367
GNC Holdings, Inc. Class A (a)(b)	402,289	836,761
Group 1 Automotive, Inc.	84,360	7,082,866
Guess?, Inc. (b)	272,840	4,597,354
Haverty Furniture Companies, Inc.	89,508	1,620,990
Hibbett Sports, Inc. (a)(b)	87,952	1,618,317
Hudson Ltd. (a)	188,345	2,407,049
Lithia Motors, Inc. Class A (sub. vtg.)	105,728	13,943,409
Lumber Liquidators Holdings, Inc. (a)(b)	137,463	1,205,551
MarineMax, Inc. (a)	107,308	1,656,836
Michaels Companies, Inc. (a)	408,555	2,806,773
Monro, Inc. (b)	155,954	13,132,886
Murphy U.S.A., Inc. (a)	145,154	12,825,807
National Vision Holdings, Inc. (a)	328,392	10,373,903
Office Depot, Inc.	2,600,622	5,305,269
Party City Holdco, Inc. (a)(b)	259,018	1,652,535
Rent-A-Center, Inc. (a)	234,131	6,328,561
RH (a)(b)	86,974	12,124,176
RTW Retailwinds, Inc. (a)(b)	127,852	278,717
Sally Beauty Holdings, Inc. (a)(b)	575,617	7,908,978
Shoe Carnival, Inc. (b)	45,504	1,154,892
Signet Jewelers Ltd. (b)	246,736	4,475,791
Sleep Number Corp. (a)	141,893	6,976,879
Sonic Automotive, Inc. Class A (sub. vtg.)	116,949	3,224,284
Sportsman's Warehouse Holdings, Inc. (a)(b)	206,398	926,727
Tailored Brands, Inc. (b)	240,993	1,173,636
The Buckle, Inc.	137,716	2,802,521
The Cato Corp. Class A (sub. vtg.)	102,717	1,476,043
The Children's Place Retail Stores, Inc. (b)	73,121	7,141,728
The Container Store Group, Inc. (a)(b)	77,105	471,112
Tile Shop Holdings, Inc. (b)	190,647	493,776
Tilly's, Inc.	103,506	847,714
Winmark Corp.	11,712	1,979,445
Zumiez, Inc. (a)(b)	95,999	2,377,895
		231,312,026
Textiles, Apparel & Luxury Goods - 0.9%
Centric Brands, Inc. (a)(b)	77,792	210,038
Crocs, Inc. (a)	306,547	7,004,599
Culp, Inc.	51,774	930,379
Deckers Outdoor Corp. (a)	139,638	21,822,627
Delta Apparel, Inc. (a)	29,371	559,224
Fossil Group, Inc. (a)(b)	222,373	2,454,998
G-III Apparel Group Ltd. (a)	215,280	6,169,925
J.Jill, Inc. (b)	72,642	155,454
Kontoor Brands, Inc.	211,291	6,197,165
Movado Group, Inc.	75,159	1,978,936
Oxford Industries, Inc.	78,941	5,777,692
Rocky Brands, Inc.	32,444	1,022,635
Steven Madden Ltd.	405,361	13,989,008
Superior Group of Companies, Inc.	50,560	860,531
Unifi, Inc. (a)	69,049	1,291,907
Vera Bradley, Inc. (a)	99,203	1,165,635
Vince Holding Corp. (a)	14,428	202,569
Wolverine World Wide, Inc.	416,032	11,295,269
		83,088,591

TOTAL CONSUMER DISCRETIONARY		1,044,955,540

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	39,900	15,653,568
Celsius Holdings, Inc. (a)	120,465	601,120
Coca-Cola Bottling Co. Consolidated	22,584	6,629,082
Craft Brew Alliance, Inc. (a)	56,685	890,521
MGP Ingredients, Inc. (b)	62,298	3,114,277
National Beverage Corp. (b)	55,838	2,430,628
New Age Beverages Corp. (a)(b)	346,259	1,295,009
Primo Water Corp. (a)(b)	166,872	2,464,699
		33,078,904
Food & Staples Retailing - 0.6%
Andersons, Inc.	150,196	4,032,763
BJ's Wholesale Club Holdings, Inc. (a)	540,730	12,739,599
Chefs' Warehouse Holdings (a)	114,874	4,189,455
Ingles Markets, Inc. Class A	67,982	2,140,073
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,206	387,029
Performance Food Group Co. (a)	490,426	21,505,180
PriceSmart, Inc.	107,367	6,549,387
Rite Aid Corp. (a)(b)	258,958	1,804,937
SpartanNash Co.	171,675	2,029,199
United Natural Foods, Inc. (a)(b)	242,554	2,391,582
Village Super Market, Inc. Class A	39,973	1,000,524
Weis Markets, Inc. (b)	45,129	1,644,952
		60,414,680
Food Products - 1.2%
Alico, Inc.	17,788	567,437
B&G Foods, Inc. Class A (b)	307,051	5,612,892
Bridgford Foods Corp. (a)	9,267	330,554
Cal-Maine Foods, Inc. (b)	149,335	5,939,053
Calavo Growers, Inc. (b)	77,104	6,819,078
Darling International, Inc. (a)	781,652	15,890,985
Dean Foods Co. (b)	399,065	578,644
Farmer Brothers Co. (a)	48,667	790,352
Fresh Del Monte Produce, Inc.	147,237	4,465,698
Freshpet, Inc. (a)	148,083	6,685,947
Hostess Brands, Inc. Class A (a)(b)	477,466	6,741,820
J&J Snack Foods Corp.	71,852	13,352,976
John B. Sanfilippo & Son, Inc.	40,655	3,533,326
Lancaster Colony Corp.	89,606	13,962,407
Landec Corp. (a)	117,191	1,309,023
Limoneira Co.	75,208	1,488,366
nLIGHT, Inc. (a)(b)	154,112	2,533,601
Sanderson Farms, Inc. (b)	95,128	12,463,671
Seneca Foods Corp. Class A (a)	32,181	1,016,276
The Simply Good Foods Co. (a)	340,033	9,259,099
Tootsie Roll Industries, Inc. (b)	78,208	2,921,851
		116,263,056
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	277	8,415
Central Garden & Pet Co. Class A (non-vtg.) (a)	255,735	7,045,499
Funko, Inc. (a)(b)	81,754	2,044,668
Oil-Dri Corp. of America	23,881	846,104
WD-40 Co.	65,364	11,867,488
		21,812,174
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	256,996	7,820,388
elf Beauty, Inc. (a)	126,282	2,095,018
Inter Parfums, Inc.	83,902	5,812,731
LifeVantage Corp. (a)	66,572	772,235
MediFast, Inc.	53,822	6,009,226
Nature's Sunshine Products, Inc. (a)	40,751	367,982
Revlon, Inc. (a)(b)	32,360	644,611
USANA Health Sciences, Inc. (a)	64,097	4,361,801
Youngevity International, Inc. (a)(b)	39,159	183,656
		28,067,648
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	557,441	886,331
Pyxus International, Inc. (a)(b)	39,279	560,511
Turning Point Brands, Inc.	39,810	1,478,145
Universal Corp.	117,115	6,968,343
Vector Group Ltd. (b)	503,769	5,818,532
		15,711,862

TOTAL CONSUMER STAPLES		275,348,324

ENERGY - 3.5%
Energy Equipment & Services - 1.0%
Archrock, Inc.	615,905	6,762,637
C&J Energy Services, Inc. (a)	313,144	3,425,795
Diamond Offshore Drilling, Inc. (a)(b)	309,692	2,799,616
Dmc Global, Inc.	69,336	3,622,113
Dril-Quip, Inc. (a)	173,167	9,112,048
Era Group, Inc. (a)	97,096	1,002,031
Exterran Corp. (a)	146,860	2,004,639
Forum Energy Technologies, Inc. (a)	388,068	1,016,738
Frank's International NV (a)	505,115	2,879,156
FTS International, Inc. (a)	156,440	621,067
Geospace Technologies Corp. (a)	64,651	1,009,202
Helix Energy Solutions Group, Inc. (a)	675,279	5,915,444
Independence Contract Drilling, Inc. (a)	229,902	303,471
KLX Energy Services Holdings, Inc. (a)	99,555	1,565,005
Liberty Oilfield Services, Inc. Class A (b)	212,051	3,000,522
Mammoth Energy Services, Inc. (b)	61,721	399,952
Matrix Service Co. (a)	126,811	2,329,518
McDermott International, Inc. (a)(b)	862,309	5,536,024
Nabors Industries Ltd.	1,687,188	4,994,076
Natural Gas Services Group, Inc. (a)	59,151	948,782
NCS Multistage Holdings, Inc. (a)	54,910	176,261
Newpark Resources, Inc. (a)	422,182	3,221,249
Noble Corp. (a)(b)	1,182,084	2,636,047
Oceaneering International, Inc. (a)	473,677	7,318,310
Oil States International, Inc. (a)	285,155	4,254,513
Pacific Drilling SA (a)(b)	141,511	1,330,203
Parker Drilling Co. (a)	43,099	741,303
RigNet, Inc. (a)	68,309	596,338
RPC, Inc. (b)	275,720	1,703,950
SEACOR Holdings, Inc. (a)	83,406	3,973,462
SEACOR Marine Holdings, Inc. (a)	90,524	1,274,578
Seadrill Ltd. (b)	281,883	1,155,720
Smart Sand, Inc. (a)(b)	102,078	239,883
Solaris Oilfield Infrastructure, Inc. Class A (b)	144,798	2,072,059
Superior Energy Services, Inc. (a)	737,103	668,700
TETRA Technologies, Inc. (a)	573,273	894,306
Tidewater, Inc. (a)	179,408	4,124,590
U.S. Silica Holdings, Inc. (b)	349,827	4,848,602
U.S. Well Services, Inc. (a)	91,954	285,057
		100,762,967
Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (a)	767,208	667,778
Altus Midstream Co. (a)(b)	233,624	749,933
Arch Coal, Inc. (b)	80,525	7,179,609
Ardmore Shipping Corp. (a)	163,992	1,203,701
Berry Petroleum Corp.	300,909	2,948,908
Bonanza Creek Energy, Inc. (a)	91,337	1,991,147
Brigham Minerals, Inc. Class A	76,389	1,638,544
California Resources Corp. (a)(b)	231,056	3,537,467
Callon Petroleum Co. (a)(b)	1,090,455	5,365,039
Carrizo Oil & Gas, Inc. (a)(b)	424,119	4,041,854
Chaparral Energy, Inc. Class A (a)	145,106	515,126
Clean Energy Fuels Corp. (a)	644,560	1,720,975
CNX Resources Corp. (a)	927,788	7,626,417
Comstock Resources, Inc. (a)(b)	70,659	482,601
CONSOL Energy, Inc. (a)	130,328	2,800,749
Contura Energy, Inc. (a)	90,960	3,259,097
CVR Energy, Inc.	141,689	7,519,435
Delek U.S. Holdings, Inc.	365,691	15,753,968
Denbury Resources, Inc. (a)(b)	2,191,804	2,476,739
DHT Holdings, Inc.	427,511	2,415,437
Diamond S Shipping, Inc. (a)	105,731	1,263,485
Dorian Lpg Ltd. (a)	135,089	1,236,064
Earthstone Energy, Inc. (a)	93,693	410,375
Energy Fuels, Inc. (a)(b)	417,206	758,671
Evolution Petroleum Corp.	125,196	763,696
Extraction Oil & Gas, Inc. (a)(b)	479,691	1,779,654
Falcon Minerals Corp. (b)	184,336	1,458,098
GasLog Ltd.	192,134	2,735,988
Golar LNG Ltd.	453,101	7,675,531
Goodrich Petroleum Corp. (a)	43,062	495,644
Green Plains, Inc.	188,566	1,902,631
Gulfport Energy Corp. (a)	761,122	2,877,041
Hallador Energy Co.	94,625	507,190
Highpoint Resources, Inc. (a)(b)	528,479	660,599
International Seaways, Inc. (a)	121,137	2,060,540
Isramco, Inc. (a)	3,291	395,611
Jagged Peak Energy, Inc. (a)(b)	312,116	2,290,931
Laredo Petroleum, Inc. (a)	860,096	2,855,519
Magnolia Oil & Gas Corp. Class A (a)(b)	480,201	5,368,647
Matador Resources Co. (a)(b)	532,081	9,380,588
Midstates Petroleum Co., Inc. (a)	59,864	272,381
Montage Resources Corp. (a)(b)	99,497	332,320
NACCO Industries, Inc. Class A	18,044	959,039
National Energy Services Reunited Corp. (a)(b)	108,981	871,848
Nextdecade Corp. (a)(b)	52,827	259,909
Nine Energy Service, Inc. (a)	73,438	945,147
Nordic American Tanker Shipping Ltd. (b)	662,773	1,338,801
Northern Oil & Gas, Inc. (a)(b)	1,334,866	2,162,483
Oasis Petroleum, Inc. (a)	1,528,203	7,442,349
Overseas Shipholding Group, Inc. (a)	316,366	616,914
Panhandle Royalty Co. Class A	70,729	835,309
Par Pacific Holdings, Inc. (a)	165,249	3,810,642
PDC Energy, Inc. (a)	317,796	9,130,279
Peabody Energy Corp.	337,929	7,116,785
Penn Virginia Corp. (a)	65,731	2,250,629
PrimeEnergy Corp. (a)	2,576	311,284
QEP Resources, Inc. (a)	1,140,301	5,644,490
Ramaco Resources, Inc. (a)	39,437	192,058
Renewable Energy Group, Inc. (a)(b)	174,046	2,365,285
Rex American Resources Corp. (a)	26,511	1,977,721
Ring Energy, Inc. (a)	280,020	686,049
Roan Resources, Inc. (a)(b)	166,295	199,554
Rosehill Resources, Inc. (a)	49,300	139,026
SandRidge Energy, Inc. (a)	145,355	981,146
Scorpio Tankers, Inc.	207,904	5,449,164
SemGroup Corp. Class A	376,801	4,774,069
Ship Finance International Ltd. (NY Shares) (b)	386,536	5,082,948
SilverBow Resources, Inc. (a)	33,994	353,198
SM Energy Co.	540,378	5,387,569
Southwestern Energy Co. (a)(b)	2,599,610	5,719,142
SRC Energy, Inc. (a)	1,159,745	4,731,760
Talos Energy, Inc. (a)	96,638	1,988,810
Teekay Corp. (b)	332,480	1,516,109
Teekay Tankers Ltd. (a)	950,367	1,168,951
Tellurian, Inc. (a)(b)	454,023	2,801,322
Unit Corp. (a)	255,221	1,658,937
Uranium Energy Corp. (a)(b)	835,624	827,602
W&T Offshore, Inc. (a)	451,961	2,029,305
Whiting Petroleum Corp. (a)(b)	434,684	7,685,213
World Fuel Services Corp.	317,356	12,389,578
		235,176,152

TOTAL ENERGY		335,939,119

FINANCIALS - 18.0%
Banks - 9.8%
1st Constitution Bancorp	34,601	630,084
1st Source Corp.	67,713	3,179,125
ACNB Corp.	32,177	1,200,202
Allegiance Bancshares, Inc. (a)	92,358	3,099,534
Amalgamated Bank	66,406	1,139,527
American National Bankshares, Inc.	51,024	1,887,378
Ameris Bancorp	312,408	12,424,466
Ames National Corp.	41,085	1,122,031
Arrow Financial Corp.	58,861	1,957,717
Atlantic Capital Bancshares, Inc. (a)	114,676	2,108,892
Banc of California, Inc.	217,952	3,406,590
BancFirst Corp.	88,628	5,170,558
Bancorp, Inc., Delaware (a)	244,196	2,363,817
BancorpSouth Bank	457,965	13,688,574
Bank First National Corp. (b)	28,048	1,623,979
Bank of Commerce Holdings	78,155	841,729
Bank of Marin Bancorp	63,485	2,775,564
Bank7 Corp.	17,938	339,208
BankFinancial Corp.	64,264	861,780
Bankwell Financial Group, Inc.	30,163	847,580
Banner Corp.	165,313	9,796,448
Bar Harbor Bankshares	73,373	1,862,940
BayCom Corp. (a)	48,530	1,111,337
BCB Bancorp, Inc.	63,301	812,152
Berkshire Hills Bancorp, Inc.	221,744	7,273,203
Boston Private Financial Holdings, Inc.	396,668	4,577,549
Bridge Bancorp, Inc.	77,082	2,251,565
Bridgewater Bancshares, Inc. (a)	110,848	1,321,308
Brookline Bancorp, Inc., Delaware	374,984	5,561,013
Bryn Mawr Bank Corp.	94,328	3,497,682
Business First Bancshares, Inc.	59,197	1,476,373
Byline Bancorp, Inc. (a)	111,974	2,139,823
C & F Financial Corp.	15,317	831,713
Cadence Bancorp Class A	600,669	10,295,467
Cambridge Bancorp	20,435	1,598,017
Camden National Corp.	73,774	3,298,436
Capital Bancorp, Inc.	38,229	487,037
Capital City Bank Group, Inc.	64,360	1,661,775
Capstar Financial Holdings, Inc.	71,322	1,155,416
Carolina Financial Corp.	100,007	3,512,246
Carter Bank & Trust (a)	109,036	2,175,268
Cathay General Bancorp	366,287	13,633,202
CBTX, Inc.	87,794	2,646,111
Centerstate Banks of Florida, Inc.	599,441	14,578,405
Central Pacific Financial Corp.	134,361	3,959,619
Central Valley Community Bancorp	53,218	1,103,209
Century Bancorp, Inc. Class A (non-vtg.)	13,391	1,121,496
Chemung Financial Corp.	16,722	729,748
Citizens & Northern Corp.	55,873	1,431,466
City Holding Co.	77,267	5,984,329
Civista Bancshares, Inc.	73,941	1,639,272
CNB Financial Corp., Pennsylvania	68,783	1,941,056
Coastal Financial Corp. of Washington (a)	37,055	588,804
Codorus Valley Bancorp, Inc.	42,472	993,845
Colony Bankcorp, Inc.	35,066	587,356
Columbia Banking Systems, Inc.	352,067	13,276,447
Community Bank System, Inc.	243,153	16,045,666
Community Bankers Trust Corp.	99,923	795,387
Community Financial Corp.	22,699	738,398
Community Trust Bancorp, Inc.	73,479	3,107,427
ConnectOne Bancorp, Inc.	158,949	3,633,574
Customers Bancorp, Inc. (a)	136,890	2,822,672
CVB Financial Corp.	637,375	14,028,624
DNB Financial Corp.	16,945	775,912
Eagle Bancorp, Inc.	161,007	6,490,192
Enterprise Bancorp, Inc.	41,939	1,281,236
Enterprise Financial Services Corp.	117,320	4,889,898
Equity Bancshares, Inc. (a)	72,315	1,915,624
Esquire Financial Holdings, Inc. (a)	30,231	775,425
Evans Bancorp, Inc.	21,563	799,125
Farmers & Merchants Bancorp, Inc. (b)	48,271	1,382,481
Farmers National Banc Corp.	121,520	1,775,407
Fidelity D & D Bancorp, Inc. (b)	13,234	873,047
Financial Institutions, Inc.	74,088	2,281,170
First Bancorp, North Carolina	139,837	5,165,579
First Bancorp, Puerto Rico	1,029,881	11,081,520
First Bancshares, Inc.	77,890	2,586,727
First Bank Hamilton New Jersey	73,407	835,372
First Busey Corp.	248,486	6,716,577
First Business Finance Services, Inc.	39,436	939,760
First Capital, Inc.	15,436	875,993
First Choice Bancorp	47,590	1,056,498
First Commonwealth Financial Corp.	464,573	6,397,170
First Community Bankshares, In	73,269	2,423,006
First Financial Bancorp, Ohio	465,874	11,875,128
First Financial Bankshares, Inc. (b)	621,344	20,349,016
First Financial Corp., Indiana	60,919	2,644,494
First Financial Northwest, Inc.	37,134	548,841
First Foundation, Inc.	188,253	2,831,325
First Guaranty Bancshares, Inc.	21,442	468,508
First Internet Bancorp	46,788	986,291
First Interstate Bancsystem, Inc.	178,525	7,146,356
First Merchants Corp.	205,494	8,098,519
First Mid-Illinois Bancshares, Inc.	69,461	2,367,231
First Midwest Bancorp, Inc., Delaware	509,896	11,029,050
First Northwest Bancorp	41,817	671,999
First of Long Island Corp.	116,004	2,566,008
Flushing Financial Corp.	127,563	2,597,183
FNCM Bancorp, Inc.	80,566	640,500
Franklin Financial Network, Inc.	63,319	1,867,911
Franklin Financial Services Corp. (b)	20,177	736,461
Fulton Financial Corp.	788,521	13,404,857
FVCBankcorp, Inc. (b)	58,725	1,058,225
German American Bancorp, Inc.	117,745	3,714,855
Glacier Bancorp, Inc.	405,457	16,992,703
Great Southern Bancorp, Inc.	53,379	3,200,605
Great Western Bancorp, Inc.	274,248	9,275,067
Guaranty Bancshares, Inc. Texas	39,262	1,210,055
Hancock Whitney Corp.	408,526	16,962,000
Hanmi Financial Corp.	146,986	3,158,729
HarborOne Bancorp, Inc. (a)	66,949	1,282,073
Hawthorn Bancshares, Inc.	27,061	661,100
Heartland Financial U.S.A., Inc.	156,761	7,538,636
Heritage Commerce Corp.	202,549	2,505,531
Heritage Financial Corp., Washington	175,630	5,008,968
Hilltop Holdings, Inc.	348,513	7,904,275
Home Bancshares, Inc.	741,766	14,590,537
HomeTrust Bancshares, Inc.	74,232	1,939,682
Hope Bancorp, Inc.	580,603	8,563,894
Horizon Bancorp, Inc. Indiana	179,021	3,118,546
Howard Bancorp, Inc. (a)	60,067	894,398
IBERIABANK Corp.	257,354	20,220,304
Independent Bank Corp.	107,197	2,330,463
Independent Bank Corp., Massachusetts	158,740	12,343,622
Independent Bank Group, Inc.	172,919	9,823,528
International Bancshares Corp.	266,559	10,030,615
Investar Holding Corp.	43,820	1,056,500
Investors Bancorp, Inc.	1,099,341	12,488,514
Lakeland Bancorp, Inc.	234,369	3,838,964
Lakeland Financial Corp.	118,657	5,457,035
LCNB Corp.	59,053	1,063,545
LegacyTexas Financial Group, Inc.	231,218	9,882,257
Live Oak Bancshares, Inc. (b)	122,475	2,384,588
Luther Burbank Corp.	93,555	1,044,074
Macatawa Bank Corp.	121,571	1,249,750
Mackinac Financial Corp.	42,769	658,643
Mainstreet Bancshares, Inc. (a)	34,290	782,498
Malvern Bancorp, Inc. (a)	34,642	735,796
MBT Financial Corp.	70,115	755,840
Mercantil Bank Holding Corp. Class A (b)	92,404	1,698,386
Mercantile Bank Corp.	76,731	2,578,162
Merchants Bancorp/IN	41,659	745,280
Metropolitan Bank Holding Corp. (a)	33,333	1,398,986
Mid Penn Bancorp, Inc.	32,104	836,309
Midland States Bancorp, Inc.	104,596	2,836,644
Midsouth Bancorp, Inc.	75,206	919,769
MidWestOne Financial Group, Inc.	57,019	1,771,580
MutualFirst Financial, Inc.	27,126	884,036
MVB Financial Corp.	44,554	775,685
National Bank Holdings Corp.	141,438	5,131,371
National Bankshares, Inc.	29,995	1,099,017
NBT Bancorp, Inc.	203,099	7,859,931
Nicolet Bankshares, Inc. (a)	39,736	2,611,053
Northeast Bank	36,261	795,929
Northrim Bancorp, Inc.	32,065	1,249,573
Norwood Financial Corp.	27,173	940,729
Oak Valley Bancorp Oakdale California (b)	32,782	614,335
OFG Bancorp	242,775	5,493,998
Ohio Valley Banc Corp.	19,571	705,730
Old Line Bancshares, Inc.	73,024	2,062,198
Old National Bancorp, Indiana	824,328	14,516,416
Old Second Bancorp, Inc.	136,608	1,795,029
OP Bancorp	61,148	602,919
Opus Bank	104,412	2,339,873
Origin Bancorp, Inc.	92,362	3,215,121
Orrstown Financial Services, Inc.	48,847	1,117,131
Pacific City Financial Corp. (b)	58,106	964,560
Pacific Mercantile Bancorp (a)	88,320	681,830
Pacific Premier Bancorp, Inc.	293,221	9,274,580
Park National Corp.	64,524	6,103,325
Parke Bancorp, Inc.	42,412	1,016,616
PCSB Financial Corp.	75,693	1,471,472
Peapack-Gladstone Financial Corp.	89,511	2,544,798
Penns Woods Bancorp, Inc.	21,292	965,805
People's Utah Bancorp	75,196	2,278,439
Peoples Bancorp of North Carolina	21,676	587,853
Peoples Bancorp, Inc.	85,454	2,769,564
Peoples Financial Services Corp.	31,930	1,544,773
Preferred Bank, Los Angeles	67,519	3,658,855
Premier Financial Bancorp, Inc.	61,060	953,757
QCR Holdings, Inc.	70,551	2,699,281
Red River Bancshares, Inc.	3,314	156,156
Reliant Bancorp, Inc.	47,461	1,179,880
Renasant Corp.	271,293	9,736,706
Republic Bancorp, Inc., Kentucky Class A	47,018	2,246,050
Republic First Bancorp, Inc. (a)	205,128	892,307
S&T Bancorp, Inc.	160,582	6,113,357
Sandy Spring Bancorp, Inc.	168,676	6,146,553
SB One Bancorp	37,616	861,783
Seacoast Banking Corp., Florida (a)	241,670	6,534,757
Select Bancorp, Inc. New (a)	74,997	851,216
ServisFirst Bancshares, Inc.	227,019	7,732,267
Shore Bancshares, Inc.	58,714	962,910
Sierra Bancorp	67,283	1,754,068
Simmons First National Corp. Class A	434,213	11,180,985
SmartFinancial, Inc. (a)	61,254	1,328,599
South Plains Financial, Inc.	16,457	287,257
South State Corp.	167,871	13,441,431
Southern First Bancshares, Inc. (a)	33,350	1,360,013
Southern National Bancorp of Virginia, Inc.	93,157	1,483,059
Southside Bancshares, Inc. (b)	152,700	5,286,474
Spirit of Texas Bancshares, Inc. (a)	54,744	1,173,711
Stock Yards Bancorp, Inc.	95,922	3,669,017
Summit Financial Group, Inc.	52,598	1,399,633
The Bank of NT Butterfield & Son Ltd.	260,388	8,183,995
The Bank of Princeton	25,779	710,727
The First Bancorp, Inc.	46,705	1,224,138
Tompkins Financial Corp.	70,757	5,799,951
TowneBank	316,130	8,895,898
Trico Bancshares	127,436	4,810,709
TriState Capital Holdings, Inc. (a)	115,347	2,422,287
Triumph Bancorp, Inc. (a)	117,550	3,668,736
Trustmark Corp.	307,693	10,935,409
UMB Financial Corp.	211,381	14,428,867
Union Bankshares Corp.	389,449	14,810,745
Union Bankshares, Inc.	17,782	590,185
United Bankshares, Inc., West Virginia	465,916	17,513,782
United Community Bank, Inc.	377,682	10,839,473
United Security Bancshares, California	63,666	682,500
Unity Bancorp, Inc.	36,930	764,820
Univest Corp. of Pennsylvania	139,808	3,839,128
Valley National Bancorp	1,551,728	17,317,284
Veritex Holdings, Inc.	250,335	6,406,073
Washington Trust Bancorp, Inc.	72,502	3,641,775
WesBanco, Inc.	252,152	9,223,720
West Bancorp., Inc.	76,058	1,610,908
Westamerica Bancorp. (b)	124,519	7,981,668
		936,816,693
Capital Markets - 1.4%
Ares Management Corp.	307,440	8,992,620
Artisan Partners Asset Management, Inc.	239,082	7,074,436
Associated Capital Group, Inc. (b)	8,819	329,566
B. Riley Financial, Inc.	95,264	1,796,679
Blucora, Inc. (a)	229,541	6,872,458
Cohen & Steers, Inc.	109,087	5,712,886
Cowen Group, Inc. Class A (a)(b)	138,366	2,429,707
Diamond Hill Investment Group, Inc.	15,389	2,169,080
Donnelley Financial Solutions, Inc. (a)	149,023	2,031,183
Federated Investors, Inc. Class B (non-vtg.)	460,955	16,018,186
Gain Capital Holdings, Inc. (b)	87,715	373,666
GAMCO Investors, Inc. Class A	24,896	505,389
Greenhill & Co., Inc.	80,202	1,331,353
GTY Govtech, Inc. (a)	144,975	1,009,026
Hamilton Lane, Inc. Class A	104,482	6,133,093
Houlihan Lokey	159,671	7,344,866
INTL FCStone, Inc. (a)	75,811	3,091,573
Ladenburg Thalmann Financial Services, Inc.	569,988	1,761,263
Moelis & Co. Class A	226,170	8,241,635
NRC Group Holdings Corp. (a)	51,002	625,285
Och-Ziff Capital Management Group LLC Class A	80,263	1,868,523
Oppenheimer Holdings, Inc. Class A (non-vtg.)	46,228	1,347,084
Phunware, Inc. (a)	20,887	35,717
Piper Jaffray Companies	65,832	5,088,814
PJT Partners, Inc.	110,469	4,657,373
Pzena Investment Management, Inc.	84,009	683,833
Safeguard Scientifics, Inc. (a)	91,634	1,070,285
Siebert Financial Corp. (a)	35,570	420,437
Silvercrest Asset Management Group Class A	39,292	563,054
Stifel Financial Corp.	327,850	19,608,709
Value Line, Inc.	6,223	162,420
Virtus Investment Partners, Inc.	31,778	3,405,330
Waddell & Reed Financial, Inc. Class A (b)	354,303	6,200,303
Westwood Holdings Group, Inc.	38,880	1,216,944
WisdomTree Investments, Inc. (b)	637,994	3,955,563
		134,128,339
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)(b)	84,309	1,047,118
Elevate Credit, Inc. (a)	100,718	418,987
Encore Capital Group, Inc. (a)(b)	147,769	5,316,729
Enova International, Inc. (a)	156,997	4,231,069
EZCORP, Inc. (non-vtg.) Class A (a)(b)	243,988	2,403,282
First Cash Financial Services, Inc.	202,116	20,340,954
Green Dot Corp. Class A (a)	236,463	11,986,309
LendingClub Corp. (a)(b)	315,831	4,667,982
Medallion Financial Corp. (a)	99,597	498,981
Nelnet, Inc. Class A	84,904	5,311,594
PRA Group, Inc. (a)(b)	215,092	6,695,814
Regional Management Corp. (a)	43,161	1,041,475
World Acceptance Corp. (a)	32,177	4,077,791
		68,038,085
Diversified Financial Services - 0.5%
Banco Latinoamericano de Comercio Exterior SA Series E	147,950	3,109,909
BrightSphere Investment Group, Inc.	333,210	3,565,347
Cannae Holdings, Inc. (a)	324,277	9,387,819
Columbia Financial, Inc. (a)(b)	247,472	3,783,847
FB Financial Corp.	80,827	3,072,234
FGL Holdings Class A	691,041	5,631,984
Focus Financial Partners, Inc. Class A (b)	143,907	4,016,444
GWG Holdings, Inc. (b)	10,549	114,562
HF Foods Group, Inc. (a)	36,519	827,521
International Money Express, Inc. (a)	65,300	903,752
Level One Bancorp, Inc.	24,584	579,199
Marlin Business Services Corp.	39,802	923,804
On Deck Capital, Inc. (a)	318,675	1,140,857
Pennymac Financial Services, Inc.	120,726	2,898,631
Priority Technology Holdings, Inc. (a)	30,211	234,437
Rafael Holdings, Inc. (a)	51,675	1,069,673
RBB Bancorp	78,194	1,571,699
		42,831,719
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	216,080	3,936,978
American Equity Investment Life Holding Co.	430,310	11,101,998
Amerisafe, Inc.	90,559	5,891,769
Argo Group International Holdings, Ltd.	155,999	10,676,572
Citizens, Inc. Class A (a)(b)	232,686	1,733,511
CNO Financial Group, Inc.	763,027	12,902,787
Crawford & Co. Class A	84,084	868,588
Donegal Group, Inc. Class A	49,394	733,501
eHealth, Inc. (a)	106,883	11,089,111
EMC Insurance Group	44,797	1,610,004
Employers Holdings, Inc.	150,236	6,595,360
Enstar Group Ltd. (a)	54,490	9,652,904
FBL Financial Group, Inc. Class A	46,128	2,892,226
Fednat Holding Co.	53,525	668,527
Genworth Financial, Inc. Class A	2,418,335	9,649,157
Global Indemnity Ltd.	38,855	1,099,208
Goosehead Insurance (b)	53,996	2,430,360
Greenlight Capital Re, Ltd. (a)(b)	138,692	1,158,078
Hallmark Financial Services, Inc. (a)	66,189	1,025,930
HCI Group, Inc.	31,572	1,265,721
Health Insurance Innovations, Inc. (a)(b)	46,010	1,011,760
Heritage Insurance Holdings, Inc.	127,915	1,719,178
Horace Mann Educators Corp.	197,305	8,570,929
Independence Holding Co.	23,070	874,353
Investors Title Co.	6,396	1,049,584
James River Group Holdings Ltd.	141,304	6,758,570
Kinsale Capital Group, Inc.	94,599	8,500,666
MBIA, Inc. (a)(b)	403,938	3,768,742
National General Holdings Corp.	321,857	7,959,524
National Western Life Group, Inc.	10,656	2,866,464
NI Holdings, Inc. (a)	43,955	738,884
Palomar Holdings, Inc.	27,826	797,215
ProAssurance Corp.	254,260	9,939,023
Protective Insurance Corp. Class B	43,452	719,131
RLI Corp.	189,955	17,120,644
Safety Insurance Group, Inc.	70,441	6,949,709
Selective Insurance Group, Inc.	278,774	20,963,805
State Auto Financial Corp.	81,443	2,816,299
Stewart Information Services Corp.	110,994	4,198,903
Third Point Reinsurance Ltd. (a)	351,269	3,540,792
Tiptree, Inc.	114,850	784,426
Trupanion, Inc. (a)(b)	135,932	4,371,573
United Fire Group, Inc.	101,264	5,293,069
United Insurance Holdings Corp.	98,384	1,114,691
Universal Insurance Holdings, Inc.	146,822	3,642,654
Watford Holdings Ltd. (a)(b)	96,239	1,824,691
		224,877,569
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	158,086	2,586,287
Anworth Mortgage Asset Corp.	466,125	1,794,581
Apollo Commercial Real Estate Finance, Inc.	721,376	13,576,296
Ares Commercial Real Estate Corp.	129,137	1,959,008
Arlington Asset Investment Corp. (b)	178,307	1,173,260
Armour Residential REIT, Inc.	286,242	5,115,145
Blackstone Mortgage Trust, Inc.	597,580	21,226,042
Capstead Mortgage Corp.	408,466	3,443,368
Cherry Hill Mortgage Investment Corp.	72,272	1,119,493
Dynex Capital, Inc.	112,577	1,835,005
Ellington Financial LLC	131,324	2,295,544
Exantas Capital Corp.	143,711	1,608,126
Granite Point Mortgage Trust, Inc.	249,057	4,756,989
Great Ajax Corp.	77,538	1,078,554
Invesco Mortgage Capital, Inc.	616,484	10,159,656
KKR Real Estate Finance Trust, Inc.	116,864	2,340,786
Ladder Capital Corp. Class A	494,813	8,327,703
New York Mortgage Trust, Inc. (b)	992,603	6,064,804
Orchid Island Capital, Inc. (b)	237,865	1,472,384
PennyMac Mortgage Investment Trust	362,290	7,981,249
Redwood Trust, Inc. (b)	456,874	7,730,308
TPG RE Finance Trust, Inc.	233,993	4,621,362
Western Asset Mortgage Capital Corp.	228,067	2,317,161
ZAIS Financial Corp.	150,952	2,320,132
		116,903,243
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	72,157	3,553,011
Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc. (a)(b)	275,375	8,071,241
Capitol Federal Financial, Inc.	632,298	8,637,191
Dime Community Bancshares, Inc.	153,253	3,092,646
Entegra Financial Corp. (a)	32,305	963,012
ESSA Bancorp, Inc.	42,802	657,011
Essent Group Ltd.	460,676	21,264,804
Farmer Mac Class C (non-vtg.)	43,373	3,351,432
First Defiance Financial Corp.	93,012	2,671,305
Flagstar Bancorp, Inc.	135,468	4,670,937
FS Bancorp, Inc.	18,427	908,451
Greene County Bancorp, Inc.	14,057	390,082
Hingham Institution for Savings	6,755	1,302,296
Home Bancorp, Inc.	35,822	1,338,310
HomeStreet, Inc. (a)	119,713	3,474,071
Kearny Financial Corp.	395,988	5,286,440
Meridian Bancorp, Inc. Maryland	230,143	4,220,823
Meta Financial Group, Inc.	175,467	5,416,666
MMA Capital Management, LLC (a)	23,767	762,445
NMI Holdings, Inc. (a)	313,256	7,793,809
Northfield Bancorp, Inc.	209,827	3,283,793
Northwest Bancshares, Inc.	479,898	8,230,251
OceanFirst Financial Corp.	241,160	5,884,304
Ocwen Financial Corp. (a)	645,833	1,227,083
Oritani Financial Corp.	187,957	3,402,022
PDL Community Bancorp (a)	39,764	571,806
Provident Bancorp, Inc. (a)	19,867	549,323
Provident Financial Holdings, Inc.	28,468	591,280
Provident Financial Services, Inc.	293,114	7,087,497
Prudential Bancorp, Inc.	40,389	737,907
Radian Group, Inc.	999,525	22,789,170
Riverview Bancorp, Inc.	102,925	874,863
Southern Missouri Bancorp, Inc.	38,097	1,327,680
Sterling Bancorp, Inc.	82,723	812,340
Territorial Bancorp, Inc.	36,168	1,039,830
Timberland Bancorp, Inc.	34,625	957,035
Trustco Bank Corp., New York	453,373	3,672,321
United Community Financial Corp.	222,045	2,260,418
United Financial Bancorp, Inc. New	241,108	3,457,489
Walker & Dunlop, Inc.	132,460	7,727,716
Washington Federal, Inc.	383,727	14,036,734
Waterstone Financial, Inc.	111,368	1,882,119
Westfield Financial, Inc.	110,111	1,028,437
WMI Holdings Corp. (a)	364,489	2,773,761
WSFS Financial Corp.	251,003	10,634,997
		191,113,148

TOTAL FINANCIALS		1,718,261,807

HEALTH CARE - 16.6%
Biotechnology - 7.1%
Abeona Therapeutics, Inc. (a)	152,360	394,612
ACADIA Pharmaceuticals, Inc. (a)(b)	503,802	12,383,453
Acceleron Pharma, Inc. (a)	214,997	9,386,769
Achillion Pharmaceuticals, Inc. (a)	647,463	2,855,312
Acorda Therapeutics, Inc. (a)(b)	213,443	1,479,160
Adamas Pharmaceuticals, Inc. (a)(b)	104,782	655,935
ADMA Biologics, Inc. (a)(b)	128,574	465,438
Aduro Biotech, Inc. (a)	301,065	397,406
Adverum Biotechnologies, Inc. (a)	253,963	3,405,644
Aeglea BioTherapeutics, Inc. (a)	125,593	1,125,313
Affimed NV (a)(b)	286,025	858,075
Agenus, Inc. (a)(b)	506,121	1,219,752
AgeX Therapeutics, Inc. (a)(b)	99,779	292,352
Aimmune Therapeutics, Inc. (a)(b)	211,408	4,069,604
Akebia Therapeutics, Inc. (a)(b)	561,957	2,354,600
Albireo Pharma, Inc. (a)	49,807	1,289,503
Alder Biopharmaceuticals, Inc. (a)(b)	346,372	3,505,285
Aldeyra Therapeutics, Inc. (a)	105,164	576,299
Alector, Inc. (b)	48,042	1,014,647
Allakos, Inc. (a)(b)	82,486	2,868,038
Allogene Therapeutics, Inc. (b)	185,080	5,737,480
AMAG Pharmaceuticals, Inc. (a)(b)	160,401	1,324,912
Amicus Therapeutics, Inc. (a)	1,104,845	13,700,078
AnaptysBio, Inc. (a)(b)	117,382	6,304,587
Anavex Life Sciences Corp. (a)(b)	199,453	510,600
Anika Therapeutics, Inc. (a)(b)	65,623	3,615,171
Apellis Pharmaceuticals, Inc. (a)	231,290	6,459,930
Arcus Biosciences, Inc. (a)(b)	149,731	1,184,372
Ardelyx, Inc. (a)	220,313	530,954
Arena Pharmaceuticals, Inc. (a)	238,602	14,955,573
ArQule, Inc. (a)	485,748	4,901,197
Arrowhead Pharmaceuticals, Inc. (a)(b)	445,922	12,958,493
Assembly Biosciences, Inc. (a)	108,511	1,356,388
Atara Biotherapeutics, Inc. (a)(b)	210,814	3,008,316
Athersys, Inc. (a)(b)	593,151	824,480
Audentes Therapeutics, Inc. (a)	209,662	8,160,045
Avid Bioservices, Inc. (a)	267,525	1,733,562
AVROBIO, Inc. (a)	74,612	1,583,267
Axcella Health, Inc.	6,634	56,256
BioCryst Pharmaceuticals, Inc. (a)	523,379	1,659,111
Biohaven Pharmaceutical Holding Co. Ltd. (a)	159,001	6,843,403
Biospecifics Technologies Corp. (a)	29,432	1,709,999
BioTime, Inc. (b)	511,821	563,003
Blueprint Medicines Corp. (a)	233,015	23,336,452
Calithera Biosciences, Inc. (a)	165,396	701,279
Calyxt, Inc. (a)(b)	43,185	401,189
Cara Therapeutics, Inc. (a)(b)	163,530	3,914,908
CareDx, Inc. (a)	196,918	6,453,003
CASI Pharmaceuticals, Inc. (a)(b)	235,250	733,980
Catalyst Pharmaceutical Partners, Inc. (a)(b)	459,526	2,293,035
Cel-Sci Corp. (a)(b)	127,467	929,234
Celcuity, Inc. (a)	26,984	614,156
Cellular Biomedicine Group, Inc. (a)(b)	57,798	797,034
ChemoCentryx, Inc. (a)	194,599	1,552,900
Chimerix, Inc. (a)	226,567	815,641
Clovis Oncology, Inc. (a)(b)	230,949	2,436,512
Coherus BioSciences, Inc. (a)(b)	295,950	4,977,879
Concert Pharmaceuticals, Inc. (a)	101,487	1,020,959
Constellation Pharmaceuticals, Inc. (b)	74,173	686,100
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	285,796	1,714,776
Cortexyme, Inc. (b)	13,191	466,961
Crinetics Pharmaceuticals, Inc. (a)(b)	52,824	1,071,271
Cue Biopharma, Inc. (a)(b)	88,649	736,673
Cytokinetics, Inc. (a)	260,303	3,173,094
CytomX Therapeutics, Inc. (a)	213,661	2,202,845
Deciphera Pharmaceuticals, Inc. (a)(b)	70,735	1,563,244
Denali Therapeutics, Inc. (a)(b)	228,888	4,886,759
Dicerna Pharmaceuticals, Inc. (a)	246,638	3,361,676
Dynavax Technologies Corp. (a)(b)	299,408	826,366
Eagle Pharmaceuticals, Inc. (a)	44,226	2,426,238
Editas Medicine, Inc. (a)(b)	236,000	5,959,000
Eidos Therapeutics, Inc. (a)(b)	52,885	1,722,993
Eiger Biopharmaceuticals, Inc. (a)	112,817	1,248,884
Emergent BioSolutions, Inc. (a)	217,561	9,603,143
Enanta Pharmaceuticals, Inc. (a)	81,964	6,148,939
Enochian Biosciences, Inc. (a)(b)	22,779	111,389
Epizyme, Inc. (a)	369,739	4,902,739
Esperion Therapeutics, Inc. (a)(b)	118,758	4,713,505
Evelo Biosciences, Inc. (a)(b)	63,277	386,622
Fate Therapeutics, Inc. (a)(b)	250,928	5,532,962
FibroGen, Inc. (a)	370,017	17,487,003
Five Prime Therapeutics, Inc. (a)	162,967	832,761
Flexion Therapeutics, Inc. (a)(b)	161,026	1,616,701
Forty Seven, Inc. (a)(b)	76,695	682,586
Galectin Therapeutics, Inc. (a)(b)	150,105	555,389
Genomic Health, Inc. (a)	128,433	9,371,756
Geron Corp. (a)(b)	812,692	975,230
Global Blood Therapeutics, Inc. (a)(b)	259,803	14,237,204
GlycoMimetics, Inc. (a)(b)	159,402	1,471,280
Gossamer Bio, Inc.	96,121	1,908,002
Gritstone Oncology, Inc. (b)	119,220	1,251,810
GTx, Inc. (a)	1	5
GTx, Inc. rights (a)(c)	4,336	0
Halozyme Therapeutics, Inc. (a)	682,070	11,588,369
Harpoon Therapeutics, Inc. (b)	27,250	405,753
Heron Therapeutics, Inc. (a)(b)	349,761	6,099,832
Homology Medicines, Inc. (a)(b)	116,301	2,067,832
ImmunoGen, Inc. (a)	691,577	1,556,048
Immunomedics, Inc. (a)(b)	834,900	12,314,775
Inovio Pharmaceuticals, Inc. (a)(b)	442,314	1,220,787
Insmed, Inc. (a)	370,155	8,124,902
Intellia Therapeutics, Inc. (a)(b)	173,753	3,144,929
Intercept Pharmaceuticals, Inc. (a)(b)	117,560	7,388,646
Intrexon Corp. (a)(b)	341,482	2,728,441
Invitae Corp. (a)	414,371	11,142,436
Iovance Biotherapeutics, Inc. (a)	547,603	13,465,558
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	732,504	7,786,518
Jounce Therapeutics, Inc. (a)(b)	80,153	383,933
Kadmon Holdings, Inc. (a)(b)	622,076	1,629,839
Kaleido Biosciences, Inc. (a)	23,564	180,736
Kalvista Pharmaceuticals, Inc. (a)	55,282	917,128
Karyopharm Therapeutics, Inc. (a)(b)	273,186	2,406,769
Kezar Life Sciences, Inc. (a)(b)	71,668	403,491
Kindred Biosciences, Inc. (a)	177,515	1,210,652
Kiniksa Pharmaceuticals Ltd. (a)(b)	67,630	798,034
Kodiak Sciences, Inc.	112,852	1,389,208
Krystal Biotech, Inc. (a)(b)	41,961	2,014,548
Kura Oncology, Inc. (a)(b)	138,273	2,643,780
La Jolla Pharmaceutical Co. (a)(b)	97,515	815,225
Lexicon Pharmaceuticals, Inc. (a)(b)	195,601	264,061
Ligand Pharmaceuticals, Inc. Class B (a)(b)	90,820	8,310,938
Liquidia Technologies, Inc.	64,794	473,644
LogicBio Therapeutics, Inc. (b)	38,943	486,788
Macrogenics, Inc. (a)	226,805	3,263,724
Madrigal Pharmaceuticals, Inc. (a)(b)	37,139	3,241,863
Magenta Therapeutics, Inc. (a)	93,120	1,258,051
MannKind Corp. (a)(b)	905,632	1,014,308
Marker Therapeutics, Inc. (a)(b)	125,602	579,025
MediciNova, Inc. (a)(b)	197,066	1,880,010
MEI Pharma, Inc. (a)	313,822	533,497
MeiraGTx Holdings PLC (a)	74,728	2,036,338
Menlo Therapeutics, Inc. (a)	71,133	269,594
Minerva Neurosciences, Inc. (a)	139,861	928,677
Mirati Therapeutics, Inc. (a)(b)	119,384	12,630,827
Molecular Templates, Inc. (a)	81,350	534,470
Momenta Pharmaceuticals, Inc. (a)	467,028	5,277,416
Myriad Genetics, Inc. (a)	334,378	9,743,775
Natera, Inc. (a)	267,116	7,367,059
Neon Therapeutics, Inc. (a)	67,602	193,342
NextCure, Inc.	12,629	277,459
Novavax, Inc. (a)(b)	109,299	471,079
OncoCyte Corp. (a)	101,738	180,076
Opko Health, Inc. (a)(b)	1,621,209	3,420,751
Organogenesis Holdings, Inc. Class A (a)(b)	48,875	242,420
OvaScience, Inc. (a)	43,250	424,283
Palatin Technologies, Inc. (a)(b)	957,101	870,483
PDL BioPharma, Inc. (a)	582,257	1,676,900
Pfenex, Inc. (a)	140,836	828,116
PhaseBio Pharmaceuticals, Inc. (a)	64,561	504,221
Pieris Pharmaceuticals, Inc. (a)	223,382	1,228,601
Polarityte, Inc. (a)(b)	64,453	306,796
Portola Pharmaceuticals, Inc. (a)(b)	317,070	8,459,428
Precision BioSciences, Inc. (a)(b)	45,341	583,539
Principia Biopharma, Inc. (b)	63,615	2,362,661
Progenics Pharmaceuticals, Inc. (a)	406,559	2,187,287
Protagonist Therapeutics, Inc. (a)(b)	71,463	787,522
Prothena Corp. PLC (a)	194,021	1,816,037
PTC Therapeutics, Inc. (a)	273,287	13,164,235
Puma Biotechnology, Inc. (a)(b)	146,109	1,409,952
Ra Pharmaceuticals, Inc. (a)	149,396	5,085,440
Radius Health, Inc. (a)	215,076	4,615,531
Recro Pharma, Inc. (a)	90,319	867,062
REGENXBIO, Inc. (a)	158,766	7,050,798
Repligen Corp. (a)	226,381	21,368,103
Replimune Group, Inc. (a)(b)	55,437	688,528
Retrophin, Inc. (a)(b)	195,847	3,875,812
Rigel Pharmaceuticals, Inc. (a)	806,893	1,839,716
Rocket Pharmaceuticals, Inc. (a)(b)	142,189	1,731,862
Rubius Therapeutics, Inc. (b)	166,573	2,215,421
Sangamo Therapeutics, Inc. (a)(b)	546,396	6,562,216
Savara, Inc. (a)	153,776	390,591
Scholar Rock Holding Corp. (a)(b)	74,752	918,702
Seres Therapeutics, Inc. (a)(b)	102,549	279,959
Solid Biosciences, Inc. (a)(b)	69,693	399,341
Sorrento Therapeutics, Inc. (a)(b)	558,077	1,501,227
Spark Therapeutics, Inc. (a)(b)	163,815	16,384,776
Spectrum Pharmaceuticals, Inc. (a)	532,303	4,034,857
Stemline Therapeutics, Inc. (a)	190,860	2,532,712
Syndax Pharmaceuticals, Inc. (a)	98,248	943,181
Synlogic, Inc. (a)	73,935	414,775
Synthorx, Inc. (b)	36,106	595,749
Syros Pharmaceuticals, Inc. (a)	166,165	1,242,914
TCR2 Therapeutics, Inc.	8,655	134,499
TG Therapeutics, Inc. (a)(b)	373,287	2,795,920
The Medicines Company (a)(b)	335,834	12,036,291
Tobira Therapeutics, Inc. rights (a)(c)	9,663	76,531
Tocagen, Inc. (a)(b)	102,085	543,092
Translate Bio, Inc. (a)(b)	138,480	1,110,610
TransMedics Group, Inc. (b)	30,833	731,667
Twist Bioscience Corp.	102,070	3,441,800
Tyme, Inc. (a)(b)	271,797	298,977
Ultragenyx Pharmaceutical, Inc. (a)(b)	260,684	15,708,818
UNITY Biotechnology, Inc. (a)(b)	129,059	911,157
Vanda Pharmaceuticals, Inc. (a)	246,122	3,064,219
VBI Vaccines, Inc. (a)(b)	388,876	284,618
Veracyte, Inc. (a)	223,418	6,338,369
Vericel Corp. (a)	211,286	4,039,788
Viking Therapeutics, Inc. (a)(b)	309,490	2,379,978
Voyager Therapeutics, Inc. (a)	115,394	2,539,822
X4 Pharmaceuticals, Inc. (a)	32,528	387,083
Xbiotech, Inc. (a)(b)	78,521	552,788
Xencor, Inc. (a)	225,968	9,947,111
Y-mAbs Therapeutics, Inc. (b)	97,060	2,171,232
ZIOPHARM Oncology, Inc. (a)(b)	765,457	5,312,272
		680,755,778
Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)(b)	419,541	1,736,900
Alphatec Holdings, Inc. (a)(b)	140,622	660,923
Angiodynamics, Inc. (a)	172,341	3,512,310
Antares Pharma, Inc. (a)	771,408	2,460,792
Atricure, Inc. (a)	175,722	5,637,162
Atrion Corp.	6,809	5,239,526
Avanos Medical, Inc. (a)	224,457	9,139,889
Avedro, Inc.	24,068	444,295
AxoGen, Inc. (a)(b)	162,135	2,915,187
Axonics Modulation Technologies, Inc. (a)(b)	74,127	2,720,461
BioLife Solutions, Inc. (a)(b)	31,596	602,536
BioSig Technologies, Inc. (a)(b)	73,618	552,871
Bovie Medical Corp. (a)(b)	160,759	1,163,895
Cardiovascular Systems, Inc. (a)	162,412	7,443,342
Cerus Corp. (a)	645,825	3,778,076
ConforMis, Inc. (a)	310,755	857,684
CONMED Corp.	129,936	11,349,910
Corindus Vascular Robotics, Inc. (a)(b)	444,759	1,125,240
Cryolife, Inc. (a)	173,415	4,997,820
CryoPort, Inc. (a)	129,911	2,659,278
Cutera, Inc. (a)	66,344	1,695,753
CytoSorbents Corp. (a)(b)	147,052	1,032,305
electroCore, Inc. (a)(b)	54,281	76,536
Genmark Diagnostics, Inc. (a)	261,003	1,633,879
Glaukos Corp. (a)(b)	170,590	13,933,791
Globus Medical, Inc. (a)	361,778	16,489,841
Haemonetics Corp. (a)	244,133	29,803,757
Heska Corp. (a)	33,099	2,652,554
Inogen, Inc. (a)	87,062	5,354,313
Inspire Medical Systems, Inc. (a)	63,604	4,301,539
Integer Holdings Corp. (a)	155,262	13,590,083
IntriCon Corp. (a)(b)	38,437	691,097
Invacare Corp.	160,224	857,198
IRadimed Corp. (a)(b)	20,627	492,573
iRhythm Technologies, Inc. (a)	118,334	9,838,289
Lantheus Holdings, Inc. (a)	184,197	4,166,536
LeMaitre Vascular, Inc.	77,286	2,557,394
LivaNova PLC (a)	231,024	17,800,399
Meridian Bioscience, Inc.	199,926	2,389,116
Merit Medical Systems, Inc. (a)	255,672	10,088,817
Mesa Laboratories, Inc. (b)	16,324	4,108,424
Misonix, Inc. (a)	35,166	834,489
Natus Medical, Inc. (a)	159,474	4,954,857
Neogen Corp. (a)	244,229	17,437,951
Nevro Corp. (a)(b)	141,117	9,435,083
Novocure Ltd. (a)(b)	404,416	33,655,473
NuVasive, Inc. (a)	247,223	16,465,052
OraSure Technologies, Inc. (a)	293,165	2,447,928
Orthofix International NV (a)	85,913	4,592,050
OrthoPediatrics Corp. (a)	42,454	1,499,051
Pulse Biosciences, Inc. (a)(b)	52,524	685,963
Quanterix Corp. (a)	46,567	1,442,646
Quidel Corp. (a)	168,175	9,927,370
Rockwell Medical Technologies, Inc. (a)(b)	260,915	694,034
RTI Biologics, Inc. (a)	267,828	1,140,947
Seaspine Holdings Corp. (a)	74,183	942,866
Senseonics Holdings, Inc.(a)(b)	494,919	549,360
Shockwave Medical, Inc. (a)(b)	31,861	1,558,640
SI-BONE, Inc. (b)	77,495	1,393,360
Sientra, Inc. (a)	108,299	660,624
Silk Road Medical, Inc. (b)	33,513	1,450,778
Soliton, Inc. (b)	11,280	136,826
Staar Surgical Co. (a)	211,408	6,196,368
SurModics, Inc. (a)	62,706	2,614,840
Tactile Systems Technology, Inc. (a)(b)	86,336	4,985,041
Tandem Diabetes Care, Inc. (a)	265,048	16,811,995
TransEnterix, Inc. (a)(b)	885,458	1,213,077
Utah Medical Products, Inc.	16,880	1,535,911
Vapotherm, Inc.	22,900	368,461
Varex Imaging Corp. (a)	179,222	5,697,467
ViewRay, Inc. (a)(b)	330,255	2,959,085
Wright Medical Group NV (a)(b)	600,992	17,344,629
Zynex, Inc. (b)	75,090	624,749
		384,809,262
Health Care Providers & Services - 2.2%
Addus HomeCare Corp. (a)	50,378	4,059,963
Amedisys, Inc. (a)	149,415	20,602,834
American Renal Associates Holdings, Inc. (a)(b)	85,292	656,748
AMN Healthcare Services, Inc. (a)	219,293	11,705,860
Apollo Medical Holdings, Inc. (a)(b)	28,655	438,422
Avalon GloboCare Corp.	109,576	229,014
BioScrip, Inc. (a)	588,478	1,665,393
BioTelemetry, Inc. (a)	157,788	7,408,147
Brookdale Senior Living, Inc. (a)	881,673	6,868,233
Catasys, Inc. (a)(b)	33,992	592,141
Community Health Systems, Inc. (a)(b)	409,887	840,268
Corvel Corp. (a)	43,212	3,681,662
Cross Country Healthcare, Inc. (a)	172,489	1,636,921
Diplomat Pharmacy, Inc. (a)(b)	275,040	1,449,461
Enzo Biochem, Inc. (a)	212,805	832,068
G1 Therapeutics, Inc. (a)(b)	161,562	4,008,353
Genesis HealthCare, Inc. Class A (a)(b)	377,996	442,255
Hanger, Inc. (a)	172,520	2,975,970
HealthEquity, Inc. (a)	324,244	26,581,523
LHC Group, Inc. (a)	143,502	18,164,483
Magellan Health Services, Inc. (a)	102,761	7,228,209
National Healthcare Corp.	57,717	5,056,009
National Research Corp. Class A	57,778	3,895,393
Neuronetics, Inc. (a)(b)	62,216	740,993
OptiNose, Inc. (a)(b)	120,449	646,811
Owens & Minor, Inc.	291,222	789,212
Patterson Companies, Inc. (b)	398,359	7,887,508
PetIQ, Inc. Class A (a)(b)	90,642	3,103,582
Providence Service Corp.	55,094	3,070,940
R1 RCM, Inc. (a)	490,164	6,166,263
RadNet, Inc. (a)	201,101	2,962,218
Select Medical Holdings Corp. (a)	521,889	8,736,422
Surgery Partners, Inc. (a)(b)	110,830	845,633
Tenet Healthcare Corp. (a)	490,412	11,559,011
The Ensign Group, Inc.	241,503	14,552,971
The Joint Corp. (a)	64,333	1,188,874
Tivity Health, Inc. (a)(b)	225,121	3,928,361
Triple-S Management Corp.	109,717	2,631,014
U.S. Physical Therapy, Inc.	59,706	7,706,850
		207,535,993
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	790,097	8,137,999
Castlight Health, Inc. Class B (a)	483,342	778,181
Computer Programs & Systems, Inc.	60,628	1,564,809
Evolent Health, Inc. (a)	345,684	2,357,565
HealthStream, Inc. (a)	123,029	3,474,339
HMS Holdings Corp. (a)	414,132	14,453,207
Inovalon Holdings, Inc. Class A (a)(b)	336,222	5,043,330
Nextgen Healthcare, Inc. (a)	257,091	4,206,009
Omnicell, Inc. (a)	195,679	14,717,018
OptimizeRx Corp. (a)	56,287	849,371
Simulations Plus, Inc.	57,691	2,239,565
Tabula Rasa HealthCare, Inc. (a)(b)	92,807	5,593,478
Teladoc Health, Inc. (a)(b)	340,870	23,260,969
Vocera Communications, Inc. (a)(b)	146,766	3,767,483
		90,443,323
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	129,362	2,416,482
Cambrex Corp. (a)	159,828	7,000,466
ChromaDex, Inc. (a)(b)	183,963	851,749
Codexis, Inc. (a)	251,116	4,613,001
Fluidigm Corp. (a)(b)	332,018	3,901,212
Luminex Corp.	198,521	4,313,861
Medpace Holdings, Inc. (a)	131,499	10,356,861
Nanostring Technologies, Inc. (a)	158,186	5,197,992
NeoGenomics, Inc. (a)	418,155	10,190,437
Pacific Biosciences of California, Inc. (a)	675,191	3,646,031
Syneos Health, Inc. (a)	296,232	15,134,493
		67,622,585
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	377,822	986,115
Acer Therapeutics, Inc. (a)(b)	24,283	72,606
Aclaris Therapeutics, Inc. (a)	142,261	182,094
Aerie Pharmaceuticals, Inc. (a)	201,047	4,356,688
Akcea Therapeutics, Inc. (a)(b)	59,260	1,281,794
Akorn, Inc. (a)	444,494	1,653,518
Amneal Pharmaceuticals, Inc. (a)	444,851	1,628,155
Amphastar Pharmaceuticals, Inc. (a)	171,087	3,447,403
ANI Pharmaceuticals, Inc. (a)	43,444	3,674,928
Arvinas Holding Co. LLC (a)	84,324	2,249,764
Assertio Therapeutics, Inc. (a)(b)	310,373	1,064,579
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (a)(b)	283,289	5,099,202
Axsome Therapeutics, Inc. (a)(b)	116,717	2,976,284
BeyondSpring, Inc. (a)(b)	51,801	868,185
Biodelivery Sciences International, Inc. (a)	394,373	1,463,124
BioXcel Therapeutics, Inc. (a)	29,759	320,504
Cerecor, Inc. (a)(b)	106,998	431,202
Checkpoint Therapeutics, Inc. (a)	109,422	287,780
Chiasma, Inc. (a)	123,210	676,423
Collegium Pharmaceutical, Inc. (a)(b)	153,996	1,689,336
Corcept Therapeutics, Inc. (a)(b)	460,795	5,188,552
CorMedix, Inc. (a)(b)	113,629	1,101,065
Cyclerion Therapeutics, Inc. (a)(b)	113,916	1,058,280
CymaBay Therapeutics, Inc. (a)	330,165	2,040,420
Dermira, Inc. (a)(b)	223,249	1,966,824
Dova Pharmaceuticals, Inc. (a)(b)	37,883	605,749
Eloxx Pharmaceuticals, Inc. (a)(b)	107,354	876,009
Endo International PLC (a)	1,068,941	3,388,543
Evofem Biosciences, Inc. (a)(b)	67,539	328,240
Evolus, Inc. (a)(b)	53,453	948,791
Eyepoint Pharmaceuticals, Inc. (a)(b)	289,148	401,916
Hookipa Pharma, Inc. (b)	8,419	61,375
Innoviva, Inc. (a)(b)	301,720	3,584,434
Intersect ENT, Inc. (a)	145,711	2,880,706
Intra-Cellular Therapies, Inc. (a)(b)	213,229	1,780,462
Kala Pharmaceuticals, Inc. (a)	102,688	603,805
Lannett Co., Inc. (a)(b)	151,850	1,073,580
Mallinckrodt PLC (a)(b)	397,054	2,703,938
Marinus Pharmaceuticals, Inc. (a)(b)	234,092	257,501
Mersana Therapeutics, Inc. (a)	167,014	584,549
Mustang Bio, Inc. (a)	130,058	396,677
MyoKardia, Inc. (a)	212,113	11,545,311
NGM Biopharmaceuticals, Inc.	30,631	430,978
Ocular Therapeutix, Inc. (a)(b)	181,487	843,915
Odonate Therapeutics, Inc. (a)	37,490	1,527,718
Omeros Corp. (a)(b)	220,004	3,412,262
Osmotica Pharmaceuticals PLC	35,447	115,557
Pacira Biosciences, Inc. (a)	192,668	8,456,199
Paratek Pharmaceuticals, Inc. (a)(b)	143,648	463,983
Phibro Animal Health Corp. Class A	95,861	2,984,153
Prestige Brands Holdings, Inc. (a)	247,004	8,546,338
Reata Pharmaceuticals, Inc. (a)(b)	95,710	8,676,112
resTORbio, Inc. (a)(b)	69,896	760,468
Revance Therapeutics, Inc. (a)(b)	211,490	2,660,544
Rhythm Pharmaceuticals, Inc. (a)(b)	109,499	2,107,856
SIGA Technologies, Inc. (a)	260,855	1,460,788
Spero Therapeutics, Inc. (a)	50,118	520,726
Strongbridge Biopharma PLC (a)	166,261	432,279
Supernus Pharmaceuticals, Inc. (a)	233,999	7,808,547
Sutro Biopharma, Inc. (a)	50,602	570,285
TherapeuticsMD, Inc. (a)(b)	940,546	2,022,174
Theravance Biopharma, Inc. (a)(b)	210,098	4,380,543
Tricida, Inc. (a)(b)	104,826	3,308,309
Turning Point Therapeutics, Inc.	31,802	1,266,992
UroGen Pharma Ltd. (a)(b)	89,704	3,058,906
Verrica Pharmaceuticals, Inc. (a)(b)	62,323	762,834
WAVE Life Sciences (a)(b)	107,467	2,300,868
Xeris Pharmaceuticals, Inc. (a)(b)	127,350	1,489,995
Zogenix, Inc. (a)(b)	203,503	9,802,740
Zynerba Pharmaceuticals, Inc. (a)(b)	100,529	1,064,602
		159,023,082

TOTAL HEALTH CARE		1,590,190,023

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.3%
AAR Corp.	158,350	6,628,531
Aerojet Rocketdyne Holdings, Inc. (a)(b)	348,620	14,893,046
AeroVironment, Inc. (a)(b)	101,558	5,570,456
Astronics Corp. (a)	115,427	4,252,331
Axon Enterprise, Inc. (a)(b)	278,275	19,540,471
Cubic Corp.	149,024	9,865,389
Ducommun, Inc. (a)	51,494	2,170,472
Kratos Defense & Security Solutions, Inc. (a)	431,223	10,629,647
Mercury Systems, Inc. (a)	254,674	20,761,024
Moog, Inc. Class A	153,461	12,500,933
National Presto Industries, Inc. (b)	23,428	2,154,673
Parsons Corp.	88,266	3,240,245
Triumph Group, Inc.	237,303	5,749,852
Vectrus, Inc. (a)	54,351	2,197,954
Wesco Aircraft Holdings, Inc. (a)	253,408	2,668,386
		122,823,410
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	278,428	6,490,157
Atlas Air Worldwide Holdings, Inc. (a)	110,742	5,055,372
Echo Global Logistics, Inc. (a)	130,319	2,744,518
Forward Air Corp.	134,825	8,493,975
Hub Group, Inc. Class A (a)	156,675	7,105,211
Radiant Logistics, Inc.	189,801	1,042,007
		30,931,240
Airlines - 0.5%
Allegiant Travel Co.	61,972	9,286,504
Hawaiian Holdings, Inc.	226,614	5,889,698
Mesa Air Group, Inc.	97,394	997,315
SkyWest, Inc.	238,460	14,476,907
Spirit Airlines, Inc. (a)	327,279	13,886,448
		44,536,872
Building Products - 1.5%
AAON, Inc.	196,637	9,989,160
Advanced Drain Systems, Inc. Del	173,356	5,708,613
American Woodmark Corp. (a)	72,362	6,139,916
Apogee Enterprises, Inc.	124,176	5,036,579
Builders FirstSource, Inc. (a)	544,755	9,358,891
Caesarstone Sdot-Yam Ltd.	105,325	1,481,923
Continental Building Products, Inc. (a)	165,084	4,057,765
COVIA Corp. (a)(b)	193,466	336,631
CSW Industrials, Inc.	71,202	5,027,573
GCP Applied Technologies, Inc. (a)	256,664	5,654,308
Gibraltar Industries, Inc. (a)	152,823	6,332,985
GMS, Inc. (a)	153,203	3,448,600
Griffon Corp.	173,152	2,831,035
Insteel Industries, Inc.	87,917	1,715,261
Jeld-Wen Holding, Inc. (a)	323,099	7,079,099
Masonite International Corp. (a)	117,791	6,278,260
NCI Building Systems, Inc. (a)	218,977	1,274,446
Patrick Industries, Inc. (a)	107,584	4,934,878
PGT, Inc. (a)	268,456	4,327,511
Quanex Building Products Corp.	158,077	2,943,394
Select Interior Concepts, Inc.	102,767	1,176,682
Simpson Manufacturing Co. Ltd.	212,924	13,150,186
Trex Co., Inc. (a)(b)	280,412	22,923,681
Universal Forest Products, Inc.	284,306	11,494,492
		142,701,869
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	318,277	13,396,279
ACCO Brands Corp.	475,935	4,654,644
ADS Waste Holdings, Inc. (a)	344,775	11,160,367
Brady Corp. Class A	228,793	11,835,462
BrightView Holdings, Inc. (a)	149,914	2,962,301
Casella Waste Systems, Inc. Class A (a)	213,200	9,295,520
CECO Environmental Corp. (a)	146,667	1,353,736
Charah Solutions, Inc. (a)	44,367	230,708
Cimpress NV (a)(b)	104,449	10,074,106
CompX International, Inc. Class A	9,069	149,185
Covanta Holding Corp.	562,797	9,691,364
Deluxe Corp.	207,615	9,263,781
Ennis, Inc.	121,601	2,472,148
Evoqua Water Technologies Corp. (a)	355,928	5,061,296
Healthcare Services Group, Inc. (b)	354,725	8,481,475
Heritage-Crystal Clean, Inc. (a)	72,547	2,034,943
Herman Miller, Inc.	281,819	12,777,673
HNI Corp.	205,668	7,042,072
Interface, Inc.	282,218	3,911,541
Kimball International, Inc. Class B	171,195	2,968,521
Knoll, Inc.	234,627	5,689,705
LSC Communications, Inc.	153,427	153,427
Matthews International Corp. Class A	146,896	5,016,498
McGrath RentCorp.	115,229	7,848,247
Mobile Mini, Inc.	212,119	7,203,561
MSA Safety, Inc.	167,911	17,689,424
NL Industries, Inc. (a)	32,066	163,216
PICO Holdings, Inc. (a)	84,254	850,123
Pitney Bowes, Inc. (b)	863,126	3,495,660
Quad/Graphics, Inc. (b)	149,181	1,687,237
R.R. Donnelley & Sons Co.	327,454	661,457
SP Plus Corp. (a)	107,572	3,714,461
Steelcase, Inc. Class A	417,776	7,064,592
Team, Inc. (a)(b)	143,043	2,368,792
Tetra Tech, Inc.	260,312	20,616,710
The Brink's Co.	237,929	21,451,679
U.S. Ecology, Inc.	104,847	6,671,415
UniFirst Corp.	72,074	14,189,208
Viad Corp.	95,328	6,590,978
VSE Corp.	41,539	1,244,508
		263,188,020
Construction & Engineering - 1.1%
Aegion Corp. (a)	146,923	2,769,499
Ameresco, Inc. Class A (a)	105,349	1,501,223
Arcosa, Inc.	232,951	8,735,663
Argan, Inc.	70,401	2,897,001
Comfort Systems U.S.A., Inc.	172,142	7,229,964
Construction Partners, Inc. Class A (a)	59,675	932,720
Dycom Industries, Inc. (a)(b)	144,631	7,977,846
EMCOR Group, Inc.	265,360	22,393,730
Granite Construction, Inc.	223,341	7,928,606
Great Lakes Dredge & Dock Corp. (a)	294,487	3,159,846
Ies Holdings, Inc. (a)(b)	36,919	668,603
Keane Group, Inc. (a)	254,007	1,597,704
MasTec, Inc. (a)(b)	286,218	14,688,708
MYR Group, Inc. (a)	77,022	2,782,035
Northwest Pipe Co. (a)	45,664	1,066,711
NV5 Holdings, Inc. (a)	48,799	3,878,057
Primoris Services Corp.	210,223	4,406,274
Sterling Construction Co., Inc. (a)	122,312	1,531,346
Tutor Perini Corp. (a)	189,653	2,476,868
Williams Scotsman Corp. (a)	246,319	3,921,398
		102,543,802
Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	33,213	1,316,563
American Superconductor Corp. (a)(b)	99,607	885,506
AZZ, Inc.	122,777	5,718,953
Encore Wire Corp.	97,061	5,330,590
Energous Corp. (a)(b)	129,560	529,900
EnerSys	205,911	14,024,598
Generac Holdings, Inc. (a)	291,359	21,065,256
Plug Power, Inc. (a)(b)	1,095,774	2,421,661
Powell Industries, Inc.	42,225	1,561,903
Preformed Line Products Co.	14,319	827,209
Sunrun, Inc. (a)(b)	528,876	10,075,088
Thermon Group Holdings, Inc. (a)	152,734	3,870,280
TPI Composites, Inc. (a)(b)	137,865	3,525,208
Vicor Corp. (a)	84,240	2,490,134
Vivint Solar, Inc. (a)(b)	209,777	1,730,660
		75,373,509
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	170,561	6,181,131
Machinery - 3.9%
Actuant Corp. Class A	264,571	6,058,676
Alamo Group, Inc.	46,162	4,518,798
Albany International Corp. Class A	137,892	11,857,333
Altra Industrial Motion Corp.	307,165	8,824,850
Astec Industries, Inc.	105,659	3,453,993
Barnes Group, Inc.	226,904	11,808,084
Blue Bird Corp. (a)(b)	72,553	1,503,298
Briggs & Stratton Corp.	191,540	1,825,376
Cactus, Inc. (a)	226,062	6,639,441
Chart Industries, Inc. (a)	169,274	12,785,265
CIRCOR International, Inc. (a)	93,268	3,544,184
Columbus McKinnon Corp. (NY Shares)	108,649	4,176,468
Commercial Vehicle Group, Inc. (a)	144,832	1,176,036
Douglas Dynamics, Inc.	105,946	4,354,381
Eastern Co.	25,221	637,082
Energy Recovery, Inc. (a)(b)	178,570	1,960,699
EnPro Industries, Inc.	98,098	6,968,882
ESCO Technologies, Inc.	121,858	10,182,454
Federal Signal Corp.	284,542	8,863,483
Franklin Electric Co., Inc.	220,043	10,311,215
Gencor Industries, Inc. (a)	41,773	533,023
Gorman-Rupp Co.	82,857	2,752,510
Graham Corp.	44,192	956,757
Greenbrier Companies, Inc.	152,437	4,406,954
Harsco Corp. (a)	379,602	8,905,463
Hillenbrand, Inc.	293,699	9,894,719
Hurco Companies, Inc.	29,508	1,008,879
Hyster-Yale Materials Handling Class A	48,332	2,988,851
John Bean Technologies Corp.	148,910	17,669,661
Kadant, Inc.	51,959	4,856,088
Kennametal, Inc.	391,411	13,534,992
L.B. Foster Co. Class A (a)	48,655	1,175,991
Lindsay Corp. (b)	51,401	4,688,799
Luxfer Holdings PLC sponsored	130,409	2,584,706
Lydall, Inc. (a)	79,806	1,883,422
Manitowoc Co., Inc. (a)	169,790	3,047,731
Meritor, Inc. (a)	382,895	9,468,993
Milacron Holdings Corp. (a)	326,928	5,505,468
Miller Industries, Inc.	52,403	1,636,022
Mueller Industries, Inc.	263,750	7,962,613
Mueller Water Products, Inc. Class A	745,730	7,584,074
Navistar International Corp. New (a)	236,332	7,383,012
NN, Inc.	201,510	1,654,397
Omega Flex, Inc.	13,470	1,024,528
Park-Ohio Holdings Corp.	42,127	1,289,086
ProPetro Holding Corp. (a)	382,283	6,930,791
Proto Labs, Inc. (a)	128,770	13,404,957
RBC Bearings, Inc. (a)	115,609	18,808,428
Rexnord Corp. (a)	501,549	14,690,370
Spartan Motors, Inc.	163,627	1,966,797
SPX Corp. (a)	207,325	7,235,643
SPX Flow, Inc. (a)	199,926	8,108,999
Standex International Corp.	59,370	4,177,867
Sun Hydraulics Corp.	139,792	6,564,632
Tennant Co.	85,366	6,497,206
Terex Corp.	301,662	9,185,608
Titan International, Inc.	236,041	892,235
TriMas Corp. (a)	214,240	6,425,058
Twin Disc, Inc. (a)	47,402	572,142
Wabash National Corp.	260,093	4,117,272
Watts Water Technologies, Inc. Class A	131,128	12,172,612
Welbilt, Inc. (a)	617,357	10,137,002
		377,734,356
Marine - 0.1%
Costamare, Inc.	233,352	1,407,113
Eagle Bulk Shipping, Inc. (a)(b)	219,936	1,018,304
Genco Shipping & Trading Ltd. (a)	76,052	731,620
Matson, Inc.	203,622	8,330,176
Safe Bulkers, Inc. (a)	257,866	523,468
Scorpio Bulkers, Inc.	260,950	1,568,310
		13,578,991
Professional Services - 1.7%
Acacia Research Corp. (a)	212,703	593,441
Asgn, Inc. (a)	243,223	15,335,210
Barrett Business Services, Inc.	34,609	3,028,288
BG Staffing, Inc.	46,470	772,331
CBIZ, Inc. (a)	242,403	5,664,958
CRA International, Inc.	37,411	1,624,386
Exponent, Inc.	246,641	16,968,901
Forrester Research, Inc.	50,996	2,413,641
Franklin Covey Co. (a)	48,332	1,764,118
FTI Consulting, Inc. (a)	179,589	18,758,071
GP Strategies Corp. (a)	60,425	959,549
Heidrick & Struggles International, Inc.	89,164	2,648,171
Huron Consulting Group, Inc. (a)	107,247	6,538,850
ICF International, Inc.	86,304	7,352,238
InnerWorkings, Inc. (a)	207,524	759,538
Insperity, Inc.	184,729	19,645,929
Kelly Services, Inc. Class A (non-vtg.)	159,568	4,440,777
Kforce, Inc.	106,724	3,638,221
Korn Ferry	268,114	10,531,518
MISTRAS Group, Inc. (a)	85,587	1,297,499
Navigant Consulting, Inc.	184,954	4,505,479
Resources Connection, Inc.	144,899	2,550,222
TriNet Group, Inc. (a)	213,120	15,672,845
TrueBlue, Inc. (a)	188,393	3,724,530
WageWorks, Inc. (a)	190,806	9,763,543
Willdan Group, Inc. (a)(b)	47,895	1,675,367
		162,627,621
Road & Rail - 0.5%
ArcBest Corp.	120,771	3,614,676
Avis Budget Group, Inc. (a)	282,313	10,273,370
Covenant Transport Group, Inc. Class A (a)	60,698	1,022,761
Daseke, Inc. (a)	219,495	812,132
Heartland Express, Inc.	218,227	4,329,624
Hertz Global Holdings, Inc. (a)(b)	484,900	7,525,648
Marten Transport Ltd.	188,545	3,784,098
P.A.M. Transportation Services, Inc. (a)	9,469	553,084
Roadrunner Transportation Systems, Inc. (a)	16,370	158,625
Saia, Inc. (a)	123,676	9,436,479
U.S. Xpress Enterprises, Inc. (a)(b)	103,068	524,616
Universal Logistics Holdings, Inc.	40,199	791,518
Werner Enterprises, Inc.	216,385	7,173,163
YRC Worldwide, Inc. (a)(b)	154,020	502,105
		50,501,899
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	250,366	5,205,109
Applied Industrial Technologies, Inc.	182,573	11,107,741
Beacon Roofing Supply, Inc. (a)	324,534	11,757,867
BlueLinx Corp. (a)(b)	43,433	921,214
BMC Stock Holdings, Inc. (a)	318,250	6,730,988
CAI International, Inc. (a)	81,138	1,849,946
DXP Enterprises, Inc. (a)	77,365	2,626,542
EVI Industries, Inc. (b)	21,130	742,086
GATX Corp. (b)	172,298	13,242,824
General Finance Corp. (a)	53,022	428,418
H&E Equipment Services, Inc.	152,157	4,657,526
Herc Holdings, Inc. (a)	115,095	5,195,388
Kaman Corp.	131,599	8,343,377
Lawson Products, Inc. (a)	19,827	830,156
MRC Global, Inc. (a)	379,221	5,931,016
Now, Inc. (a)(b)	515,959	6,320,498
Rush Enterprises, Inc.:
Class A	135,238	5,093,063
Class B	17,070	672,558
SiteOne Landscape Supply, Inc. (a)(b)	195,033	14,407,088
Systemax, Inc.	58,822	1,276,437
Textainer Group Holdings Ltd. (a)	133,792	1,301,796
Titan Machinery, Inc. (a)	91,458	1,896,839
Transcat, Inc. (a)	32,207	767,171
Triton International Ltd.	270,088	8,934,511
Veritiv Corp. (a)	62,408	1,087,147
Willis Lease Finance Corp. (a)	14,350	893,288
		122,220,594

TOTAL INDUSTRIALS		1,514,943,314

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.3%
Acacia Communications, Inc. (a)	178,978	12,021,952
ADTRAN, Inc.	227,315	2,525,470
Aerohive Networks, Inc. (a)	203,603	903,997
Applied Optoelectronics, Inc. (a)(b)	89,369	894,584
CalAmp Corp. (a)	156,232	1,743,549
Calix Networks, Inc. (a)	214,312	1,345,879
Clearfield, Inc. (a)	52,425	694,631
Comtech Telecommunications Corp.	111,515	3,318,686
Dasan Zhone Solutions, Inc. (a)	29,733	299,411
Digi International, Inc. (a)	130,484	1,713,255
Extreme Networks, Inc. (a)	559,020	4,550,423
Finisar Corp. (a)	558,530	13,142,211
Harmonic, Inc. (a)	407,317	3,042,658
Infinera Corp. (a)(b)	833,786	3,218,414
InterDigital, Inc.	150,790	9,715,400
KVH Industries, Inc. (a)	73,102	738,330
Lumentum Holdings, Inc. (a)	364,720	20,654,094
Maxar Technologies, Inc. (b)	283,147	2,083,962
NETGEAR, Inc. (a)(b)	147,163	4,981,468
NetScout Systems, Inc. (a)	354,469	9,230,373
Plantronics, Inc.	158,819	6,098,650
Sonus Networks, Inc. (a)	283,099	1,392,847
Tessco Technologies, Inc.	29,803	438,700
Viavi Solutions, Inc. (a)	1,095,505	16,071,058
		120,820,002
Electronic Equipment & Components - 2.4%
Akoustis Technologies, Inc. (a)(b)	117,927	686,335
Anixter International, Inc. (a)	144,787	9,318,491
Arlo Technologies, Inc.	346,473	1,489,834
AVX Corp.	222,598	3,390,168
Badger Meter, Inc.	135,895	7,269,024
Bel Fuse, Inc. Class B (non-vtg.)	47,447	782,401
Belden, Inc.	185,571	8,436,058
Benchmark Electronics, Inc.	182,632	4,942,022
Cardtronics PLC (a)(b)	182,592	5,200,220
Casa Systems, Inc. (a)	146,321	964,255
Coda Octopus Group, Inc. (a)	22,948	271,704
Control4 Corp. (a)	125,731	3,006,228
CTS Corp.	152,797	4,816,161
Daktronics, Inc.	169,019	1,071,580
ePlus, Inc. (a)	63,283	4,803,180
Fabrinet (a)	173,692	9,323,787
FARO Technologies, Inc. (a)	82,110	4,383,853
Fitbit, Inc. (a)(b)	1,053,574	4,425,011
II-VI, Inc. (a)(b)	298,907	11,866,608
Insight Enterprises, Inc. (a)	168,320	9,260,966
Iteris, Inc. (a)	133,466	722,051
Itron, Inc. (a)	163,149	10,115,238
KEMET Corp.	271,301	5,458,576
Kimball Electronics, Inc. (a)	115,126	1,830,503
Knowles Corp. (a)	386,836	7,872,113
Methode Electronics, Inc. Class A	172,688	5,172,006
MTS Systems Corp.	85,206	4,909,570
Napco Security Technolgies, Inc. (a)	55,545	1,608,028
Novanta, Inc. (a)	160,316	13,480,972
OSI Systems, Inc. (a)	79,305	8,926,571
Par Technology Corp. (a)(b)	54,686	1,421,289
Park Aerospace Corp.	88,757	1,614,490
PC Connection, Inc.	52,809	1,727,382
PC Mall, Inc. (a)	45,585	1,587,726
Plexus Corp. (a)	141,290	8,436,426
Rogers Corp. (a)	88,094	13,976,994
Sanmina Corp. (a)	322,232	10,230,866
ScanSource, Inc. (a)	122,522	4,159,622
Tech Data Corp. (a)	175,019	17,736,425
TTM Technologies, Inc. (a)	470,649	4,922,989
Vishay Intertechnology, Inc.	629,859	10,707,603
Vishay Precision Group, Inc. (a)	49,096	2,000,171
Wrap Technologies, Inc. (a)(b)	42,631	205,481
		234,530,978
IT Services - 2.2%
3PEA International, Inc. (a)(b)	142,756	2,014,287
Brightcove, Inc. (a)	182,051	2,271,996
Carbonite, Inc. (a)	157,172	2,818,094
Cass Information Systems, Inc.	66,110	3,365,660
Conduent, Inc. (a)	821,008	7,471,173
CSG Systems International, Inc.	157,090	8,049,292
Endurance International Group Holdings, Inc. (a)	340,193	1,612,515
EVERTEC, Inc.	289,884	9,282,086
EVO Payments, Inc. Class A (a)	149,992	4,667,751
Exela Technologies, Inc. (a)	215,173	570,208
ExlService Holdings, Inc. (a)	159,640	10,981,636
GTT Communications, Inc. (a)(b)	158,527	1,918,177
Hackett Group, Inc.	114,308	1,876,937
i3 Verticals, Inc. Class A (a)	45,384	1,296,621
Information Services Group, Inc. (a)	154,872	421,252
KBR, Inc.	675,403	17,817,131
Limelight Networks, Inc. (a)	538,660	1,459,769
Liveramp Holdings, Inc. (a)	325,967	17,175,201
ManTech International Corp. Class A	127,415	8,763,604
Maximus, Inc.	301,977	22,198,329
NIC, Inc.	311,014	5,641,794
Perficient, Inc. (a)	154,585	5,282,169
Perspecta, Inc.	673,680	15,716,954
Presidio, Inc.	218,812	3,063,368
PRG-Schultz International, Inc. (a)	92,783	520,513
Science Applications International Corp.	282,559	24,122,062
StarTek, Inc. (a)	76,988	516,589
Sykes Enterprises, Inc. (a)	185,314	5,242,533
Ttec Holdings, Inc.	68,798	3,228,002
Tucows, Inc. (a)(b)	45,172	2,210,266
U.S.A. Technologies, Inc. (a)(b)	280,803	1,847,684
Unisys Corp. (a)(b)	240,279	2,977,057
Verra Mobility Corp. (a)(b)	471,327	6,527,879
Virtusa Corp. (a)	137,229	6,131,392
		209,059,981
Semiconductors & Semiconductor Equipment - 2.5%
Adesto Technologies Corp. (a)(b)	130,316	1,110,292
Advanced Energy Industries, Inc. (a)	180,742	10,555,333
Alpha & Omega Semiconductor Ltd. (a)	94,232	956,455
Ambarella, Inc. (a)(b)	150,179	7,501,441
Amkor Technology, Inc. (a)	464,235	4,284,889
Aquantia Corp. (a)	133,865	1,757,647
Axcelis Technologies, Inc. (a)	155,888	2,502,002
AXT, Inc. (a)	184,849	789,305
Brooks Automation, Inc.	338,765	13,144,082
Cabot Microelectronics Corp.	137,943	16,780,766
Ceva, Inc. (a)	103,002	2,861,396
Cirrus Logic, Inc. (a)	282,125	13,838,231
Cohu, Inc.	190,063	2,881,355
Diodes, Inc. (a)	194,926	8,303,848
DSP Group, Inc. (a)	104,472	1,684,089
Enphase Energy, Inc. (a)(b)	439,561	12,373,642
FormFactor, Inc. (a)	353,486	5,931,495
GSI Technology, Inc. (a)	71,390	586,826
Ichor Holdings Ltd. (a)(b)	105,810	2,667,470
Impinj, Inc. (a)(b)	70,857	2,565,023
Inphi Corp. (a)	214,746	12,929,857
Lattice Semiconductor Corp. (a)	597,059	11,547,121
MACOM Technology Solutions Holdings, Inc. (a)(b)	218,477	4,286,519
MaxLinear, Inc. Class A (a)	310,001	6,813,822
Nanometrics, Inc. (a)	109,251	3,428,296
NeoPhotonics Corp. (a)	178,447	819,072
NVE Corp.	21,925	1,473,799
PDF Solutions, Inc. (a)	135,368	1,807,163
Photronics, Inc. (a)	307,877	2,964,856
Power Integrations, Inc.	134,534	12,252,011
Rambus, Inc. (a)	522,831	6,514,474
Rudolph Technologies, Inc. (a)	144,487	3,889,590
Semtech Corp. (a)	313,986	16,600,440
Silicon Laboratories, Inc. (a)	204,509	22,947,955
SMART Global Holdings, Inc. (a)(b)	61,827	1,882,014
SunPower Corp. (a)(b)	300,758	3,515,861
Synaptics, Inc. (a)(b)	164,951	5,308,123
Ultra Clean Holdings, Inc. (a)	187,088	2,729,614
Veeco Instruments, Inc. (a)	229,725	2,736,025
Xperi Corp.	234,222	5,000,640
		242,522,839
Software - 4.9%
8x8, Inc. (a)(b)	447,770	10,822,601
A10 Networks, Inc. (a)	266,830	2,022,571
ACI Worldwide, Inc. (a)	520,274	17,460,395
Agilysys, Inc. (a)	85,007	2,085,222
Alarm.com Holdings, Inc. (a)	175,145	8,741,487
Altair Engineering, Inc. Class A (a)(b)	184,250	7,666,643
American Software, Inc. Class A	136,123	1,813,158
AppFolio, Inc. (a)	73,065	7,054,426
Appian Corp. Class A (a)	148,532	5,835,822
Avaya Holdings Corp. (a)	528,672	6,365,211
Benefitfocus, Inc. (a)(b)	140,954	3,522,440
Blackbaud, Inc.	232,777	21,182,707
BlackLine, Inc. (a)(b)	204,430	9,117,578
Bottomline Technologies, Inc. (a)	203,201	8,552,730
Box, Inc. Class A (a)	681,447	11,271,133
Carbon Black, Inc. (a)(b)	266,493	4,959,435
Cardlytics, Inc. (a)(b)	65,250	1,853,100
ChannelAdvisor Corp. (a)	126,844	1,158,086
Cision Ltd. (a)	435,096	4,520,647
Cloudera, Inc. (a)(b)	1,120,362	6,699,765
CommVault Systems, Inc. (a)	161,667	7,346,148
Cornerstone OnDemand, Inc. (a)	267,068	15,810,426
Digimarc Corp. (a)(b)	54,433	2,459,283
Digital Turbine, Inc. (a)	373,684	2,029,104
Domo, Inc. Class B (a)(b)	82,994	2,302,254
Ebix, Inc. (b)	111,032	5,110,803
eGain Communications Corp. (a)	94,706	733,024
Envestnet, Inc. (a)	227,711	16,260,843
Everbridge, Inc. (a)	156,091	15,968,109
Five9, Inc. (a)	281,334	13,889,460
Forescout Technologies, Inc. (a)	193,383	7,224,789
Ideanomics, Inc. (a)(b)	240,298	456,566
Inseego Corp. (a)(b)	217,299	1,129,955
Instructure, Inc. (a)(b)	160,483	6,369,570
Intelligent Systems Corp. (a)(b)	32,954	1,617,712
j2 Global, Inc.	221,859	19,765,418
LivePerson, Inc. (a)	291,355	9,670,072
Majesco (a)	35,722	336,501
MicroStrategy, Inc. Class A (a)	39,205	5,360,500
Mitek Systems, Inc. (a)	174,693	1,753,918
MobileIron, Inc. (a)	456,796	3,151,892
Model N, Inc. (a)	153,683	3,359,510
Monotype Imaging Holdings, Inc.	190,892	3,812,113
Onespan, Inc. (a)	155,370	2,271,509
Progress Software Corp.	212,512	9,199,644
PROS Holdings, Inc. (a)	157,554	11,400,607
Q2 Holdings, Inc. (a)	191,392	15,286,479
QAD, Inc. Class A	52,148	2,249,665
Qualys, Inc. (a)	162,251	14,044,447
Rapid7, Inc. (a)	230,618	13,986,982
Rimini Street, Inc. (a)	91,826	452,702
SailPoint Technologies Holding, Inc. (a)	407,212	8,608,462
SecureWorks Corp. (a)	40,515	483,749
SharpSpring, Inc. (a)(b)	41,058	390,872
ShotSpotter, Inc. (a)(b)	38,617	1,451,613
SPS Commerce, Inc. (a)	85,690	9,582,713
SurveyMonkey	400,662	6,799,234
Synchronoss Technologies, Inc. (a)	184,514	1,492,718
Telaria, Inc. (a)	210,236	1,702,912
TeleNav, Inc. (a)	153,710	1,449,485
Tenable Holdings, Inc.	176,881	4,432,638
TiVo Corp.	585,496	4,438,060
Upland Software, Inc. (a)	107,368	4,723,118
Upwork, Inc. (b)	261,293	4,295,657
Varonis Systems, Inc. (a)	141,617	10,183,678
Verint Systems, Inc. (a)	311,594	18,031,945
VirnetX Holding Corp. (a)(b)	292,338	2,136,991
Workiva, Inc. (a)	168,545	9,689,652
Yext, Inc. (a)	443,692	9,233,231
Zix Corp. (a)	255,948	2,331,686
Zuora, Inc. (a)(b)	405,237	6,082,607
		465,056,183
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	535,738	4,832,357
Astro-Med, Inc.	32,006	773,905
Avid Technology, Inc. (a)	132,948	1,362,717
Cray, Inc. (a)	194,177	6,726,291
Diebold Nixdorf, Inc. (a)	365,585	5,085,287
Immersion Corp. (a)	147,637	1,187,001
Sonim Technologies, Inc. (b)	16,448	182,079
Stratasys Ltd. (a)(b)	244,605	6,822,033
		26,971,670

TOTAL INFORMATION TECHNOLOGY		1,298,961,653

MATERIALS - 3.9%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	74,621	32,311
Advanced Emissions Solutions, Inc. (b)	77,689	988,981
AdvanSix, Inc. (a)	134,683	3,453,272
American Vanguard Corp.	135,685	1,937,582
Amyris, Inc. (a)(b)	174,384	538,847
Balchem Corp.	153,399	15,744,873
Chase Corp.	34,824	3,607,070
Ferro Corp. (a)	389,644	5,739,456
Flotek Industries, Inc. (a)	265,603	815,401
FutureFuel Corp.	123,709	1,441,210
H.B. Fuller Co.	242,312	11,584,937
Hawkins, Inc.	47,447	2,072,010
Ingevity Corp. (a)	200,519	19,759,142
Innophos Holdings, Inc.	92,295	2,507,655
Innospec, Inc.	116,108	10,842,165
Intrepid Potash, Inc. (a)	462,231	1,728,744
Koppers Holdings, Inc. (a)	89,830	2,452,359
Kraton Performance Polymers, Inc. (a)	149,771	4,593,477
Kronos Worldwide, Inc.	108,785	1,458,807
LSB Industries, Inc. (a)	110,426	551,026
Marrone Bio Innovations, Inc. (a)(b)	257,805	342,881
Minerals Technologies, Inc.	167,317	8,909,630
OMNOVA Solutions, Inc. (a)	210,646	2,095,928
Orion Engineered Carbons SA	283,210	5,516,931
PolyOne Corp.	369,632	12,112,841
PQ Group Holdings, Inc. (a)	179,543	2,799,075
Quaker Chemical Corp.	62,661	11,742,045
Rayonier Advanced Materials, Inc. (b)	230,502	1,071,834
Sensient Technologies Corp.	201,429	13,731,415
Stepan Co.	97,531	9,670,199
Trecora Resources (a)	97,489	925,171
Tredegar Corp.	124,030	2,067,580
Trinseo SA	194,496	7,548,390
Tronox Holdings PLC (b)	457,295	5,057,683
Valhi, Inc.	134,087	288,287
		175,729,215
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	52,387	212,167
Forterra, Inc. (a)(b)	88,588	575,822
Foundation Building Materials, Inc. (a)	72,858	1,253,886
Summit Materials, Inc. (a)(b)	538,546	9,930,788
U.S. Concrete, Inc. (a)(b)	76,736	3,613,498
United States Lime & Minerals, Inc.	9,010	728,729
		16,314,890
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	134,384	4,698,065
Class B	19,418	834,974
Myers Industries, Inc.	169,784	2,745,407
UFP Technologies, Inc. (a)	32,929	1,434,387
		9,712,833
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,505,658	4,245,956
Allegheny Technologies, Inc. (a)(b)	599,750	13,056,558
Atkore International Group, Inc. (a)	219,566	5,991,956
Carpenter Technology Corp.	224,178	10,090,252
Century Aluminum Co. (a)(b)	241,476	1,736,212
Cleveland-Cliffs, Inc. (b)	1,343,081	14,317,243
Coeur d'Alene Mines Corp. (a)	968,091	4,453,219
Commercial Metals Co.	562,268	9,845,313
Compass Minerals International, Inc.	162,530	9,077,301
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	277,664	996,814
Haynes International, Inc.	58,714	1,747,329
Hecla Mining Co.	2,292,025	4,240,246
Kaiser Aluminum Corp.	75,637	7,281,574
Livent Corp.	700,883	4,513,687
Materion Corp.	96,368	5,987,344
Mayville Engineering Co., Inc.	29,305	385,947
Novagold Resources, Inc. (a)(b)	1,110,056	6,863,204
Olympic Steel, Inc.	44,289	557,156
Pan American Silver Corp. rights (a)(c)	1,046,441	10
Ryerson Holding Corp. (a)	75,995	620,119
Schnitzer Steel Industries, Inc. Class A	122,418	3,259,991
SunCoke Energy, Inc.	419,322	3,182,654
Synalloy Corp.	38,056	646,191
TimkenSteel Corp. (a)(b)	196,718	1,375,059
Warrior Metropolitan Coal, Inc.	246,502	6,098,459
Worthington Industries, Inc.	188,002	7,561,440
		128,131,235
Paper & Forest Products - 0.4%
Boise Cascade Co.	185,272	5,002,344
Clearwater Paper Corp. (a)	77,479	1,520,913
Louisiana-Pacific Corp.	592,805	15,495,923
Neenah, Inc.	79,675	5,235,444
P.H. Glatfelter Co.	210,028	3,427,657
Schweitzer-Mauduit International, Inc.	147,698	5,085,242
Verso Corp. (a)	165,895	2,684,181
		38,451,704

TOTAL MATERIALS		368,339,877

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust (SBI)	390,368	10,957,630
Agree Realty Corp.	180,970	12,097,845
Alexander & Baldwin, Inc.	328,395	7,720,566
Alexanders, Inc.	10,257	3,841,247
American Assets Trust, Inc.	224,516	10,417,542
American Finance Trust, Inc. (b)	513,393	6,011,832
Armada Hoffler Properties, Inc.	251,776	4,262,568
Ashford Hospitality Trust, Inc.	439,970	1,192,319
Bluerock Residential Growth (REIT), Inc.	103,467	1,219,876
Braemar Hotels & Resorts, Inc.	148,286	1,352,368
BRT Realty Trust	46,370	647,325
CareTrust (REIT), Inc.	461,396	10,718,229
CatchMark Timber Trust, Inc.	238,785	2,426,056
CBL & Associates Properties, Inc. (b)	801,642	841,724
Cedar Realty Trust, Inc.	403,943	1,122,962
Chatham Lodging Trust	221,256	3,951,632
Chesapeake Lodging Trust	284,988	7,828,620
CIM Commercial Trust Corp.	20,350	414,733
City Office REIT, Inc.	184,204	2,280,446
Clipper Realty, Inc.	68,446	790,551
Community Healthcare Trust, Inc.	88,542	3,638,191
CorEnergy Infrastructure Trust, Inc. (b)	62,919	2,546,332
CorePoint Lodging, Inc.	198,758	2,331,431
Corrections Corp. of America	570,267	9,677,431
Cousins Properties, Inc.	1,535	54,001
DiamondRock Hospitality Co.	965,205	9,719,614
Easterly Government Properties, Inc.	324,327	6,120,050
EastGroup Properties, Inc.	173,745	20,932,798
Essential Properties Realty Trust, Inc.	350,911	7,411,240
Farmland Partners, Inc. (b)	139,411	857,378
First Industrial Realty Trust, Inc.	602,707	23,017,380
Four Corners Property Trust, Inc.	328,075	8,838,341
Franklin Street Properties Corp.	500,390	4,033,143
Front Yard Residential Corp. Class B	237,354	2,850,622
Getty Realty Corp.	161,956	4,855,441
Gladstone Commercial Corp.	145,173	3,086,378
Gladstone Land Corp. (b)	79,118	909,066
Global Medical REIT, Inc.	150,297	1,552,568
Global Net Lease, Inc.	402,432	7,855,473
Government Properties Income Trust (b)	227,011	6,394,900
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	296,884	8,149,466
Healthcare Realty Trust, Inc.	611,888	19,568,178
Hersha Hospitality Trust	169,025	2,640,171
Independence Realty Trust, Inc.	436,441	5,390,046
Industrial Logistics Properties Trust	311,121	6,651,767
Investors Real Estate Trust	57,876	3,689,595
iStar Financial, Inc. (b)	299,559	3,954,179
Jernigan Capital, Inc.	99,354	1,971,183
Kite Realty Group Trust	398,211	6,335,537
Lexington Corporate Properties Trust	1,100,208	10,859,053
LTC Properties, Inc.	188,451	8,685,707
Mack-Cali Realty Corp.	434,853	10,340,804
Monmouth Real Estate Investment Corp. Class A	432,793	5,968,215
National Health Investors, Inc.	200,137	15,886,875
National Storage Affiliates Trust	272,492	8,253,783
New Senior Investment Group, Inc.	403,021	2,873,540
NexPoint Residential Trust, Inc.	90,884	3,922,553
NorthStar Realty Europe Corp.	212,503	3,612,551
One Liberty Properties, Inc.	74,963	2,148,440
Pebblebrook Hotel Trust	620,554	17,369,306
Pennsylvania Real Estate Investment Trust (SBI) (b)	334,202	1,998,528
Physicians Realty Trust	889,476	15,307,882
Piedmont Office Realty Trust, Inc. Class A	599,809	12,482,025
Potlatch Corp.	317,460	11,688,877
Preferred Apartment Communities, Inc. Class A (b)	208,407	3,019,817
PS Business Parks, Inc.	96,215	16,837,625
QTS Realty Trust, Inc. Class A	261,784	12,115,364
Ramco-Gershenson Properties Trust (SBI)	376,420	4,611,145
Retail Opportunity Investments Corp.	538,835	9,774,467
Rexford Industrial Realty, Inc.	497,397	20,592,236
RLJ Lodging Trust	822,760	14,217,293
Ryman Hospitality Properties, Inc.	219,236	16,442,700
Sabra Health Care REIT, Inc.	854,550	17,637,912
Safety Income and Growth, Inc. (b)	37,789	1,242,124
Saul Centers, Inc.	57,261	3,137,330
Senior Housing Properties Trust (SBI)	1,130,911	9,273,470
Seritage Growth Properties (b)	156,420	6,533,663
Spirit MTA REIT	212,273	1,785,216
Stag Industrial, Inc.	603,635	17,940,032
Summit Hotel Properties, Inc.	499,489	5,549,323
Sunstone Hotel Investors, Inc.	1,090,131	14,400,631
Tanger Factory Outlet Centers, Inc. (b)	437,946	6,954,582
Target Hospitality Corp. (a)	157,649	1,340,017
Terreno Realty Corp.	299,208	14,619,303
The GEO Group, Inc.	569,525	10,143,240
UMH Properties, Inc.	169,145	2,224,257
Uniti Group, Inc. (b)	885,001	7,451,708
Universal Health Realty Income Trust (SBI)	62,229	5,735,025
Urban Edge Properties	547,270	9,155,827
Urstadt Biddle Properties, Inc. Class A	144,274	3,114,876
Washington Prime Group, Inc. (b)	893,888	3,244,813
Washington REIT (SBI)	384,250	10,355,538
Whitestone REIT Class B	186,559	2,378,627
Xenia Hotels & Resorts, Inc.	542,990	11,636,276
		669,990,547
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	27,633	580,293
American Realty Investments, Inc. (a)	11,408	179,334
Boston Omaha Corp. (a)(b)	49,107	1,038,613
Colony NorthStar Credit Real Estate, Inc.	385,679	6,248,000
Consolidated-Tomoka Land Co.	23,358	1,465,014
Cushman & Wakefield PLC (b)	488,793	9,697,653
eXp World Holdings, Inc. (a)(b)	75,545	798,511
Forestar Group, Inc. (a)(b)	50,476	1,042,834
FRP Holdings, Inc. (a)	33,707	1,671,193
Griffin Industrial Realty, Inc.	4,758	184,896
Jones Lang LaSalle, Inc.	47	6,847
Kennedy-Wilson Holdings, Inc.	583,808	12,563,548
Legacy Housing Corp.	21,157	266,367
Marcus & Millichap, Inc. (a)	109,359	3,630,719
Maui Land & Pineapple, Inc. (a)	30,839	349,406
Newmark Group, Inc.	683,281	6,737,151
RE/MAX Holdings, Inc.	85,080	2,474,126
Realogy Holdings Corp. (b)	544,561	2,837,163
Redfin Corp. (a)(b)	420,554	7,586,794
Retail Value, Inc.	73,133	2,752,726
Stratus Properties, Inc. (a)	27,088	764,423
Tejon Ranch Co. (a)	100,631	1,864,692
The St. Joe Co. (a)(b)	160,684	3,091,560
Transcontinental Realty Investors, Inc. (a)	4,246	107,551
Twin River Worldwide Holdings, Inc. (b)	95,904	2,530,907
		70,470,321

TOTAL REAL ESTATE		740,460,868

UTILITIES - 3.9%
Electric Utilities - 1.1%
Allete, Inc.	246,540	21,436,653
El Paso Electric Co.	192,774	12,773,205
Genie Energy Ltd. Class B (b)	73,444	809,353
MGE Energy, Inc.	166,245	12,327,067
Otter Tail Corp.	187,443	10,005,707
PNM Resources, Inc.	379,154	18,832,579
Portland General Electric Co.	426,853	23,412,887
Spark Energy, Inc. Class A, (b)	57,300	626,862
		100,224,313
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	76,350	7,135,671
New Jersey Resources Corp.	421,824	21,036,363
Northwest Natural Holding Co.	137,047	9,787,897
ONE Gas, Inc.	248,056	22,617,746
RGC Resources, Inc.	34,453	991,557
South Jersey Industries, Inc.	442,010	15,050,441
Southwest Gas Holdings, Inc.	254,518	22,629,195
Spire, Inc.	236,060	19,453,705
		118,702,575
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	510,767	1,220,732
Bloom Energy Corp. Class A (b)	262,528	2,743,418
NRG Yield, Inc.:
Class A	107,374	1,843,612
Class C	407,254	7,338,717
Ormat Technologies, Inc.	189,057	12,392,686
Pattern Energy Group, Inc.	422,342	9,684,302
Terraform Power, Inc.	349,535	5,386,334
		40,609,801
Multi-Utilities - 0.6%
Avista Corp.	311,517	14,339,128
Black Hills Corp. (b)	288,061	22,800,028
NorthWestern Energy Corp.	240,647	16,826,038
Unitil Corp.	69,611	4,077,116
		58,042,310
Water Utilities - 0.6%
American States Water Co.	175,583	13,602,415
AquaVenture Holdings Ltd. (a)(b)	58,490	1,007,783
Artesian Resources Corp. Class A	37,293	1,341,802
Cadiz, Inc. (a)(b)	61,405	664,402
California Water Service Group	230,093	12,284,665
Connecticut Water Service, Inc.	57,033	3,986,607
Consolidated Water Co., Inc.	69,776	978,957
Global Water Resources, Inc.	57,177	723,861
Middlesex Water Co.	77,061	4,826,330
Pure Cycle Corp. (a)	78,446	852,708
Select Energy Services, Inc. Class A (a)	287,867	2,927,607
SJW Corp.	125,376	8,135,649
York Water Co.	61,875	2,225,644
		53,558,430

TOTAL UTILITIES		371,137,429

TOTAL COMMON STOCKS
(Cost $9,049,505,757)		9,507,249,961

Money Market Funds - 13.8%
Fidelity Cash Central Fund 2.43% (d)	106,664,389	106,685,722
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	1,218,622,625	1,218,744,487
TOTAL MONEY MARKET FUNDS
(Cost $1,325,411,692)		1,325,430,209
TOTAL INVESTMENT IN SECURITIES - 113.2%
(Cost $10,374,917,449)		10,832,680,170
NET OTHER ASSETS (LIABILITIES) - (13.2)%(f)		(1,264,304,406)
NET ASSETS - 100%		$9,568,375,764

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	789	Sept. 2019	$62,200,815	$1,542,484	$1,542,484

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $2,785,250 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$597,607
Fidelity Securities Lending Cash Central Fund	2,937,716
Total	$3,535,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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